UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4279

Advantus Series Fund, Inc.
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant's telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

ITEM 1.     SCHEDULE OF INVESTMENTS.

Filed herewith.

Bond Portfolio

Investments in Securities

March 31, 2008

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Coupon	Maturity	Value(a)
Long-Term Debt Securities (92.8%)
U.S. Government and Agency Obligations (37.5%)
Federal Home Loan Mortgage Corporation (FHLMC) (7.2%)
$1,300,245		3.500%	02/15/30	$1,271,013
1,270,454	(l)	5.000%	04/01/35	1,259,956
786,373		5.000%	08/01/35	779,875
557,466		5.500%	12/01/17	572,487
998,665		5.500%	06/01/20	1,021,221
1,727,207		5.500%	10/01/20	1,766,218
4,320,241		5.500%	05/01/34	4,392,517
2,148,811	(l)	5.500%	10/01/34	2,180,380
1,920,486		5.500%	07/01/35	1,942,951
1,852,679	(l)	5.500%	07/01/35	1,874,351
3,404,436		5.500%	10/01/35	3,452,899
2,901,523		6.000%	11/01/33	2,991,637
332,172		6.500%	09/01/32	350,973
1,450,000	(i)	6.500%	04/01/38	1,503,923
2,812,881		7.000%	12/01/37	2,954,694
				28,315,095
Federal National Mortgage Association (FNMA) (15.0%)
500,000	(j)	4.250%	05/15/09	511,024
223,015		5.000%	05/01/18	226,460
464,994		5.000%	06/01/18	471,901
980,515		5.000%	07/01/18	995,609
716,540		5.000%	11/01/33	711,184
338,911		5.000%	05/01/34	336,179
2,204,082	(l)	5.000%	08/01/35	2,184,708
897,842		5.500%	01/01/17	921,580
147,461		5.500%	09/01/17	151,547
647,811		5.500%	02/01/18	665,747
1,211,388		5.500%	03/01/18	1,243,391
2,971,065	(l)	5.500%	04/01/33	3,017,560
1,210,540		5.500%	05/01/33	1,229,573
822,599		5.500%	12/01/33	835,096
1,398,698		5.500%	01/01/34	1,416,535
1,379,586	(l)	5.500%	01/01/34	1,397,179
927,027		5.500%	02/01/34	941,027
2,629,740		5.500%	03/01/34	2,669,030

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
U.S. Government and Agency Obligations—continued
$5,305,983		5.500%	04/01/34	$5,380,526
4,739,000	(i)	5.500%	04/01/34	4,783,428
360,028		5.500%	09/01/34	365,252
1,419,684		5.500%	02/01/35	1,436,746
2,265,294		5.500%	08/01/35	2,295,540
1,928,725		5.500%	10/01/35	1,957,824
794,515	(l)	6.000%	09/01/17	821,827
898,913		6.000%	10/01/32	932,806
1,101,523	(l)	6.000%	10/01/32	1,143,066
1,469,318		6.000%	11/01/32	1,524,830
2,556,715		6.000%	03/01/33	2,652,052
233,385		6.000%	04/01/33	240,293
1,047,245		6.000%	12/01/33	1,078,244
1,180,000	(i)	6.000%	04/01/35	1,208,762
511,603		6.500%	12/01/31	539,565
144,723	(l)	6.500%	02/01/32	152,641
788,443		6.500%	04/01/32	823,148
293,464		6.500%	05/01/32	309,533
607,891		6.500%	07/01/32	640,843
838,855		6.500%	08/01/32	884,327
619,847		6.500%	09/01/32	653,308
2,329,888	(l)	6.500%	09/01/32	2,449,964
655,748		6.500%	10/01/32	691,192
949,658		6.500%	08/01/37	984,362
1,941,330		6.500%	11/01/37	2,012,274
452,937		7.000%	07/01/31	486,182
709,963		7.000%	09/01/31	761,787
752,046		7.000%	11/01/31	803,886
194,603		7.000%	02/01/32	208,863
107,487		7.000%	03/01/32	115,321
413,769		7.000%	07/01/32	441,002
408,004		7.500%	04/01/31	441,024
187,534		7.500%	05/01/31	204,044
				59,349,792
Government National Mortgage Association (GNMA) (1.5%)
27,534,778	(c) (g)	0.925%	06/17/45	1,178,590
481,200		5.500%	12/15/34	491,711

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
U.S. Government and Agency Obligations—continued
$3,045,000	(i)	5.500%	04/01/35	$3,103,997
1,050,000	(i)	6.000%	04/01/37	1,083,469
23,117		8.500%	10/15/22	25,517
12,416		8.500%	12/15/22	13,705
				5,896,989
U.S. Treasury (13.8%)
3,060,000	U.S. Treasury Bond (o)	3.125%	11/30/09	3,134,349
21,120,000	U.S. Treasury Bond (o)	3.625%	12/31/12	22,253,553
1,980,000	U.S. Treasury Bond (o)	4.250%	11/15/17	2,112,567
445,000	U.S. Treasury Bond (o)	4.750%	02/15/37	478,618
470,000	U.S. Treasury Bond (o)	5.000%	05/15/37	525,776
10,480,000	U.S. Treasury Bond (o)	5.375%	02/15/31	12,120,770
1,206,544	U.S. Treasury Inflation-Indexed Notes (h) (o)	1.875%	07/15/13	1,301,372
1,560,000	U.S. Treasury Note (o)	4.250%	11/15/14	1,705,763
950,000	U.S. Treasury Note (j)	4.375%	08/15/12	1,033,125
8,835,000	U.S. Treasury Note (o)	4.750%	08/15/17	9,775,097
				54,440,990
	Total U.S. government and agency obligations (cost: $145,002,421)			148,002,866

Corporate Obligations (55.3%)
Capital Goods (1.0%)
Manufacturing (1.0%)
2,305,000	Crane Company	6.550%	11/15/36	2,142,514
875,000	Tyco Electronics Group SA - 144A Issue (b) (f)	6.550%	10/01/17	917,187
740,000	Tyco Electronics Group SA - 144A Issue (b) (f)	7.125%	10/01/37	772,089
				3,831,790
Communication Services (1.0%)
Broadcasting (.7%)
2,500,000	Cox Communications, Inc.	7.125%	10/01/12	2,647,608

Telecommunication (.3%)
1,565,000	Nextel Communications, Inc.	6.875%	10/31/13	1,236,350

Consumer Staples (1.5%)
Chemicals (.6%)
2,450,000	Valspar Corporation	6.050%	05/01/17	2,293,820

Personal Care (.9%)
3,555,000	Estee Lauder Ace Trust I	6.000%	05/15/37	3,431,588

Energy (.9%)
Pipelines (.9%)
1,710,000	Buckeye Partners, LP	6.050%	01/15/18	1,746,498

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Energy—continued
$1,800,000	NGPL Pipeco, LLC - 144A Issue (f)	7.768%	12/15/37	$1,849,597
				3,596,095
Financial (46.9%)
Asset-Backed Securities (10.1%)
690,000	ABFS Mortgage Loan Trust (m)	7.423%	12/15/33	510,813
1,750,000	American Express Credit Account Master - 144A Issue (c) (f)	3.098%	12/15/13	1,512,358
976,441	Associates Manufactured Housing Pass-Through Certificates	7.725%	06/15/28	1,004,350
1,380,000	Capital Auto Receivables Asset Trust - 144A Issue (f)	7.160%	01/15/13	1,411,986
1,270,000	Capital Auto Receivables Asset Trust - 144A Issue (f)	8.300%	02/18/14	1,268,928
1,800,000	Capital One Multi-Asset Execution Trust	5.750%	07/15/20	1,806,388
2,230,000	Centex Home Equity (m)	5.048%	06/25/35	1,939,050
2,650,000	Citibank Credit Card Issuance Trust	5.500%	03/24/17	2,154,107
1,755,000	Countryplace Manufactured Housing Contract - 144A Issue (c) (e) (n)	5.200%	12/15/35	1,326,670
3,150,000	Countrywide Asset-Backed Certificates (c)	5.934%	05/25/37	2,010,708
1,165,000	Countrywide Asset-Backed Certificates (c)	5.962%	03/25/34	797,649
556,029	Credit-Based Asset Servicing and Securitization - 144A Issue (f) (m)	6.240%	10/25/36	575,086
935,000	Credit-Based Asset Servicing and Securitization - 144A Issue (f) (m)	6.250%	10/25/36	956,897
2,225,000	Discover Card Master Trust	5.650%	03/16/20	2,221,418
2,275,000	Flagstar Home Equity Loan Trust - 144A Issue (f) (m)	5.997%	01/25/35	1,437,168
435,000	Ford Credit Auto Owner Trust - 144A Issue (f)	7.050%	12/15/13	381,355
780,000	Ford Motor Credit Company - 144A Issue (f)	7.120%	02/15/13	722,870
3,095,000	GMAC Mortgage Corporation Loan Trust (c)	5.952%	08/25/37	1,925,449
2,000,000	GMAC Mortgage Corporation Loan Trust (m)	6.088%	10/25/36	1,147,107
654,745	Green Tree Financial Corporation	6.400%	10/15/18	663,085
486,106	Green Tree Financial Corporation	7.350%	05/15/27	497,772
726,841	JPMorgan Auto Receivables Trust - 144A Issue (e)	7.090%	02/15/14	692,676
3,297,000	JPMorgan Mortgage Acquisition Corporation (m)	6.337%	08/25/36	2,540,899
3,055,000	JPMorgan Mortgage Acquisition Corporation (m)	6.410%	07/25/36	2,053,206
3,350,000	Lehman XS Trust (m)	5.690%	12/25/35	3,253,509
350,146	National Collegiate Trust (n)	7.240%	09/20/14	291,669

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Financial—continued
$451,295	Oakwood Mortgage Investors, Inc. (e)	8.100%	08/15/26	$462,681
440,000	Origen Manufactured Housing	5.605%	05/15/22	437,552
1,500,000	Origen Manufactured Housing	5.700%	01/15/35	1,401,911
725,000	Origen Manufactured Housing (c)	5.730%	11/15/35	646,343
725,000	Origen Manufactured Housing (c)	5.860%	06/15/36	684,666
141,947	Residential Funding Mortgage Securities II, Inc. (m)	5.090%	07/25/33	126,181
928,351	Vanderbilt Mortgage Finance 1997-A (c)	4.125%	03/07/28	928,535
				39,791,042
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (9.6%)
2,375,234	Banc of America Alternative Loan Trust (c)	5.667%	11/25/35	1,726,563
2,326,210	Banc of America Alternative Loan Trust (c)	5.809%	01/25/36	1,493,667
1,851,831	Banc of America Alternative Loan Trust (c)	6.225%	05/25/46	1,436,610
762,617	Banc of America Alternative Loan Trust (c)	6.256%	11/25/46	217,968
483,412	Banc of America Mortgage Securities, Inc.	5.750%	08/25/34	447,290
2,902,674	Banc of America Mortgage Securities, Inc.	6.000%	03/25/37	2,250,282
57,000	Banco Hipotecario Nacional - 144A Issue (b) (e) (k)	7.916%	07/25/09	570
1,415,000	Bear Stearns Mortgage Funding Trust (c)	3.199%	01/25/37	6,541
106,164	BlackRock Capital Finance, LP - 144A Issue (f)	7.750%	09/25/26	74,315
725,966	Chase Mortgage Financial Corporation	5.500%	10/25/33	689,214
726,493	CitiMortgage Alternative Loan Trust (c)	6.237%	07/25/37	142,170
2,027,544	CitiMortgage Alternative Loan Trust	6.250%	07/25/37	1,734,984
262,050	CS First Boston Mortgage Securities Corporation	6.000%	11/25/18	258,632
3,100,000	CSAB Mortgage-Backed Trust (m)	6.080%	09/25/36	2,186,452
1,120,805	Global Mortgage Securitization, Ltd. (b)	5.250%	04/25/32	986,289
2,127,404	Global Mortgage Securitization, Ltd. - 144A Issue (b) (e)	5.250%	11/25/32	2,003,805
5,180,000	JPMorgan Alternative Loan Trust (c)	5.750%	12/25/36	4,219,814
3,388,989	JPMorgan Mortgage Trust (c)	3.754%	11/25/33	2,979,300
2,849,990	JPMorgan Mortgage Trust (c)	5.672%	09/25/35	2,135,892
2,481,275	JPMorgan Mortgage Trust (c)	5.709%	04/25/37	2,406,309
2,160,000	JPMorgan Mortgage Trust	6.500%	08/25/36	1,984,896
2,725,451	Lehman Mortgage Trust (c)	6.886%	09/25/36	995,883
2,137,905	MASTR Asset Securitization Trust	5.500%	11/25/33	2,115,189
214,683	Mellon Residential Funding Corporation	6.750%	06/25/28	217,097
2,154,747	Residential Accredit Loans, Inc.	5.750%	05/25/33	1,666,935
877,492	Structured Asset Securities Corporation (m)	5.630%	05/25/34	730,237
4,070,981	Wells Fargo Alternative Loan Trust (c)	6.201%	07/25/37	2,950,163
				38,057,067

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Financial—continued
Commercial Mortgage-Backed Securities (14.4%)
$456,469	Asset Securitization Corporation (c) (g)	8.621%	08/13/29	$102,009
2,445,000	Asset Securitization Corporation (c)	7.691%	02/14/43	2,102,426
7,037,199	Asset Securitization Corporation - 144A Issue (c) (f) (g)	1.602%	10/13/26	240,895
2,845,000	Banc of America Commercial Mortgage, Inc. (c)	5.353%	09/10/47	2,830,460
2,500,000	Banc of America Commercial Mortgage, Inc.	5.451%	01/15/49	2,429,724
1,650,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (f)	6.200%	07/11/43	1,442,191
5,000,000	Bear Stearns Commercial Mortgage Securities, Inc.	5.540%	09/11/41	4,954,172
3,867,200	Bear Stearns Commercial Mortgage Securities, Inc. - 144A Issue (f)	6.000%	07/15/31	2,826,647
1,460,000	Bear Stearns Commercial Mortgage Securities, Inc. - 144A Issue (c) (f)	7.303%	10/15/36	1,321,264
1,523,760	Chase Commercial Mortgage Securities Corporation	7.198%	01/15/32	1,564,221
3,605,000	Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue (c) (e)	5.085%	01/15/46	2,885,162
2,640,000	Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue (e) (n)	5.883%	12/11/49	1,114,988
475,000	Commercial Mortgage Asset Trust	6.000%	11/17/32	345,591
2,830,000	Commercial Mortgage Pass-Through Certificates (c)	5.756%	02/05/19	2,427,876
1,000,000	CS First Boston Mortgage Securities Corporation (c)	5.100%	08/15/38	950,100
1,447,090	FFCA Secured Lending Corporation - 144A Issue (f)	6.940%	09/18/25	1,532,510
2,775,000	GE Capital Commercial Mortgage Corporation (l)	5.543%	02/10/49	2,713,612
865,000	GE Capital Commercial Mortgage Corporation - 144A Issue (f)	6.039%	08/11/36	786,112
1,115,000	GE Capital Commercial Mortgage Corporation - 144A Issue (f)	6.314%	08/11/36	1,009,555
1,400,000	GS Mortgage Securities Corporation II - 144A Issue (f)	6.733%	02/14/16	1,536,429
3,270,000	Hilton Hotel Pool Trust - 144A Issue (c) (f)	1.880%	10/03/15	3,274,545
2,395,000	Hilton Hotel Pool Trust - 144A Issue (f)	7.653%	10/03/15	2,660,506
2,439,773	Hometown Commercial Mortgage - 144A Issue (e)	5.506%	11/11/38	2,357,312
2,382,950	Hometown Commercial Mortgage - 144A Issue (e) (n)	6.057%	04/11/17	2,116,357
2,000,000	JPMorgan Chase Commercial Mortgage Securities Corporation	5.370%	05/15/45	1,942,805
1,363,000	Morgan Stanley Capital I (c)	6.651%	10/03/34	1,338,853
28,473,283	Multi Security Asset Trust - 144A Issue (c) (e) (g) (n)	1.166%	11/28/35	480,487
1,540,000	Multi Security Asset Trust - 144A Issue (c) (e) (n)	5.880%	11/28/35	631,831
2,515,000	Timberstar Trust - 144A Issue (f) (n)	6.208%	10/15/36	2,133,427
850,000	Wachovia Bank Commercial Mortgage Trust (c)	4.847%	10/15/41	832,738
2,485,000	Wachovia Bank Commercial Mortgage Trust	5.509%	04/15/47	2,418,645

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Financial—continued
$945,000	Wachovia Bank Commercial Mortgage Trust (c)	6.011%	06/15/45	$964,287
840,000	Wachovia Bank Commercial Mortgage Trust - 144A Issue (f)	4.942%	11/15/34	654,816
				56,922,553
Finance - Diversified (4.2%)
491,588	500 Grant Street Associates, LP - 144A Issue (e) (n)	2.593%	12/01/08	488,154
3,350,000	Allied Capital Corporation	6.625%	07/15/11	3,515,400
2,710,000	Capmark Financial Group, Inc. - 144A Issue (f)	5.875%	05/10/12	1,716,991
1,050,000	Capmark Financial Group, Inc. - 144A Issue (f)	6.300%	05/10/17	629,566
2,858,000	Fund American Companies, Inc.	5.875%	05/15/13	2,979,185
2,400,000	HSBC Finance Corporation	5.700%	06/01/11	2,414,458
1,275,000	International Lease Finance Corporation	5.625%	09/20/13	1,248,435
995,000	International Lease Finance Corporation	6.375%	03/25/13	994,233
1,470,000	Janus Capital Group, Inc.	6.250%	06/15/12	1,493,529
1,100,000	Janus Capital Group, Inc.	6.700%	06/15/17	1,071,062
				16,551,013
Insurance (3.1%)
2,141,000	Commerce Group, Inc.	5.950%	12/09/13	2,200,374
1,945,000	Liberty Mutual Group, Inc. - 144A Issue (f)	7.800%	03/15/37	1,639,771
2,800,000	Stancorp Financial Group, Inc.	6.875%	10/01/12	2,860,480
1,000,000	Stancorp Financial Group, Inc. (c)	6.900%	05/29/67	888,925
1,400,000	Symetra Financial Corporation - 144A Issue (f)	6.125%	04/01/16	1,307,295
1,050,000	Symetra Financial Corporation - 144A Issue (c) (f)	8.300%	10/15/37	988,900
2,475,000	Willis North America, Inc.	6.200%	03/28/17	2,469,916
				12,355,661
Investment Bankers/Brokers (2.5%)
2,175,000	American Capital Strategies, Ltd.	6.850%	08/01/12	2,149,148
610,000	Goldman Sachs Group, Inc.	6.345%	02/15/34	528,197
2,250,000	Jefferies Group, Inc.	6.250%	01/15/36	1,703,495
1,270,000	JPMorgan Chase Capital XVIII	6.950%	08/17/36	1,169,772
2,570,000	Lazard Group	6.850%	06/15/17	2,406,612
2,150,000	Lehman Brothers Holdings, Inc.	6.500%	07/19/17	2,041,739
				9,998,963
Real Estate Investment Trust - Commercial Retail (.3%)
1,315,000	Realty Income Corporation	6.750%	08/15/19	1,247,011

Real Estate Investment Trust - Health Care (1.3%)
2,780,000	Healthcare Realty Trust, Inc.	5.125%	04/01/14	2,582,211
2,510,000	Nationwide Health Properties, Inc.	6.000%	05/20/15	2,462,968
				5,045,179

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Financial—continued
Real Estate Investment Trust - Office Property (.4%)
$1,655,000	Highwoods Realty, Inc.	5.850%	03/15/17	$1,413,696

Real Estate Investment Trust - Shopping Centers (.6%)
990,000	Equity One, Inc.	6.000%	09/15/17	874,359
1,620,000	Equity One, Inc.	6.250%	01/15/17	1,458,086
				2,332,445
Special Services (.4%)
1,600,000	ERAC USA Finance Company - 144A Issue (f)	5.900%	11/15/15	1,428,125
355,000	ERAC USA Finance Company - 144A Issue (f)	7.000%	10/15/37	291,835
				1,719,960
Health Care (1.1%)
Managed Care (.4%)
1,510,000	UnitedHealth Group, Inc. (o)	6.875%	02/15/38	1,442,735

Medical Products/Supplies (.7%)
1,255,000	Laboratory Corporation of America Holdings	5.500%	02/01/13	1,251,219
1,645,000	Laboratory Corporation of America Holdings	5.625%	12/15/15	1,626,913
				2,878,132
Technology (1.2%)
Computer Services & Software (1.2%)
1,485,000	Fiserv, Inc.	6.125%	11/20/12	1,530,313
1,490,000	Fiserv, Inc.	6.800%	11/20/17	1,539,773
1,755,000	Intuit, Inc.	5.750%	03/15/17	1,700,133
				4,770,219
Utilities (1.7%)
Electric Companies (1.1%)
1,125,000	Bruce Mansfield Unit	6.850%	06/01/34	1,174,500
2,775,000	MidAmerican Energy Holdings Company	6.125%	04/01/36	2,682,137
525,000	Pennsylvania Electric Company	5.125%	04/01/14	506,498
				4,363,135
Water Utilities (.6%)
2,255,000	American Water Capital Corporation - 144A Issue (f)	6.593%	10/15/37	2,258,727
	Total corporate obligations (cost: $250,379,950)			218,184,789
	Total long-term debt securities (cost: $395,382,371)			366,187,655

Shares
Preferred Stocks (.7%)
Financial (.7%)
Real Estate Investment Trust - Diversified (.4%)
70,000	PS Business Parks, Inc. (o)	1,528,800

Real Estate Investment Trust - Self Storage (.3%)
65,000	Public Storage, Inc.	1,327,950
	Total preferred stocks (cost: $3,375,000)	2,856,750

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Short-Term Securities (22.4%)
Securities Lending Collateral (13.7%)
Commercial Paper (7.4%)
$1,626,571	Amstel Funding Corporation	2.850%	04/16/08	$1,624,639
1,412,793	Apreco, LLC (d)	3.100%	04/07/08	1,412,063
1,487,150	Atlantic Asset Securities Corporation (d)	2.800%	04/21/08	1,484,837
1,635,865	Cafco, LLC (d)	3.080%	04/07/08	1,635,026
1,673,044	Chariot Funding, LLC (d)	2.970%	04/14/08	1,671,250
1,635,865	Ciesco, LLC	3.080%	04/08/08	1,634,886
1,635,865	Clipper Receivables Corporation (d)	3.320%	04/01/08	1,635,865
1,635,865	Erasmus Capital Corporation (d)	3.090%	04/10/08	1,634,602
1,487,150	Eureka Securitization, Inc. (d)	2.900%	04/15/08	1,485,473
1,487,150	Fairway Finance Corporation (d)	2.900%	04/07/08	1,486,431
1,598,687	Galleon Capital, LLC (d)	2.880%	04/16/08	1,596,768
1,487,150	Gemini Securitization, Inc. (d)	2.850%	04/23/08	1,484,560
1,407,216	Kitty Hawk Funding Corporation (d)	3.130%	04/04/08	1,406,849
1,603,520	Old Line Funding, LLC (d)	2.790%	04/22/08	1,600,910
1,068,889	Park Avenue Receivables Corporation	3.150%	04/03/08	1,068,702
1,264,821	Ranger Funding Corporation (d)	2.710%	04/18/08	1,263,203
1,320,589	Thunder Bay Funding, Inc. (d)	2.750%	04/15/08	1,319,177
483,324	Variable Funding Capital Corporation (d)	3.020%	04/04/08	483,202
1,635,865	Versailles Companies, LLC (d)	3.450%	04/08/08	1,634,768
1,487,150	Yorktown Capital, LLC (d)	2.720%	04/03/08	1,486,926
				29,050,137
Corporate Notes (2.6%)
1,858,938	Dorada Finance, Inc. - 144A Issue (f)	4.571%	08/26/08	1,846,985
3,346,088	General Electric Capital Assurance Company	0.000%	06/16/08	3,346,088
1,858,938	Metropolitan Life Global Funding I - 144A Issue (f)	5.282%	11/06/08	1,858,387
1,858,938	Morgan Stanley	5.153%	10/15/08	1,857,995
1,487,150	SLM Corporation - 144A Issue (f)	5.232%	05/12/08	1,484,468
				10,393,923
Repurchase Agreements (3.7%)
2,602,513	Bank of America, Bank of New York and Wells Fargo Repurchase Agreement account; dated 03/31/08 rate 3.100%, due 04/01/08; proceeds $2,602,737 (Collateralized by Corporate Obligations due 04/15/10 - 08/15/49)			2,602,513
2,602,513	BNP Paribas, Bank of New York and Wells Fargo Repurchase Agreement account; dated 03/31/08 rate 3.040%, due 04/01/08; proceeds $2,602,733 (Collateralized by Corporate Obligations due 04/01/08 - 05/01/08)			2,602,513

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Securities Lending Collateral—continued
$2,602,513	JPMorgan Chase, Bank of New York and Wells Fargo Repurchase Agreement account; dated 03/31/08 rate 3.040%, due 04/01/08; proceeds $2,602,733 (Collateralized by U.S. Government Obligations due 06/15/28 - 04/01/47)			$2,602,513
4,206,481	Morgan Stanley, Bank of New York and Wells Fargo Repurchase Agreement account; dated 03/31/08 rate 2.500%, due 04/01/08; proceeds $4,206,773 (Collateralized by U.S. Government Obligations due 02/01/34 - 02/01/48)			4,206,481
2,602,513	The Goldman Sachs Group Inc, Bank of New York and Wells Fargo Repurchase Agreement account; dated 03/31/08 rate 3.000%, due 04/01/08; proceeds $2,602,730 (Collateralized by Corporate Obligations due 04/24/08 - 02/22/10)			2,602,513
				14,616,533
	Total securities lending collateral (cost: $54,037,213)			54,060,593
Other Short-Term Securities (5.1%)
Commercial Paper (3.5%)
5,000,000	AIG Funding, Inc.	2.980%	04/02/08	4,999,597
2,000,000	E.I. Du Pont de Nemours & Company (d)	2.790%	04/21/08	1,997,534
1,815,000	Kimberly-Clark Corporation (d)	2.770%	04/08/08	1,814,241
5,000,000	Societe Generale North America Inc	2.900%	04/09/08	4,996,611
	Total commercial paper (cost: $13,807,983)			13,807,983
Corporate Notes (—)
175,059	Capital Auto Receivables Asset Trust - 144A Issue (f)	3.385%	02/17/09	175,059
	Total corporate notes (cost: $175,059)			175,059
U.S. Government and Agency Obligations (1.6%)
5,000,000	Federal Home Loan Bank	2.810%	04/16/08	4,995,542
1,185,000	Federal National Mortgage Association	2.220%	04/30/08	1,182,957
	Total U.S government and agency obligations (cost: $6,178,499)			6,178,499
Shares
Investment Companies (3.6%)
6,266,024	Dreyfus Treasury Cash Management Fund, current rate 2.540%			6,266,024
8,146,592	SEI Daily Income Trust Treasury Fund, current rate 1.860%			8,146,592
	Total investment companies (cost: $14,412,616)			14,412,616
	Total short-term securities (cost: $88,611,370)			88,634,750
	Total investments in securities (cost: $487,368,741)(p)			$457,679,155
	Payable upon return of securities loaned (-13.7%)			(54,060,593)
	Liabilities in excess of cash and other assets (-2.2%)			(8,606,922)
	Total net assets (100%)			$395,011,640

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)         The Portfolio held 1.2% of net assets in foreign securities at March 31, 2008.

(c)          Variable rate security.

(d)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 8.3% of the Portfolio’s net assets at March 31, 2008.

(e)          Represents ownership in an illiquid security.  (See note 4 of the Notes to Investments in Securities.)  Information concerning the illiquid securities held at March 31, 2008, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
500 Grant Street Associates-144A Issue*	06/12/03	$491,587
Banco Hipotecario Nacional-144A Issue*	01/08/01	69,485
Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue*	02/28/06	3,562,569
Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue*	03/14/07	2,625,084
Countryplace Manufactured Housing Contract -144A Issue*	06/29/05	1,754,843
Global Mortgage Securitization, Ltd. - 144A Issue*	11/24/04	2,109,221
Hometown Commercial Mortgage - 144A Issue*	11/28/06	2,464,134
Hometown Commercial Mortgage - 144A Issue*	06/07/07	2,379,867
JPMorgan Auto Receivables Trust - 144A Issue*	11/07/07	706,395
Multi Security Asset Trust - 144A Issue*	02/24/05	1,156,016
Multi Security Asset Trust - 144A Issue*	02/24/05	1,521,239
Oakwood Mortgage Investors, Inc.†	03/25/03	473,002
		$19,313,442

*	A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
†	Represents a private placement security.
(f)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(h)

U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i)	At March 31, 2008 the total cost of investments issued on a when-issued or forward commitment basis was $11,543,709.
(j)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2008, securities with an aggregate market value of $843,819 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
U.S. 2-Year Treasury Notes	June 2008	222	Long	$272,921	$—
U.S. 5-Year Treasury Notes	June 2008	99	Short	2,767	23,310
U.S. 10-Year Treasury Notes	June 2008	195	Short	184	648,345
U.S. 30-Year Treasury Bonds	June 2008	136	Short	—	255,680
		652		$275,872	$927,335

See accompanying notes to investments in securities.

(k)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(l)	Security pledged as collateral for when-issued purchase commitment outstanding as of March 31, 2008.
(m)	Floating rate security-rate disclosed is as of March 31, 2008.
(n)	This security is being fair-valued according to procedures approved by the Board of Directors.
(o)	Securities (or a portion of securities) on loan as of March 31, 2008.
(p)	At March 31, 2008 the cost of securities for federal income tax purposes was $487,475,881. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$4,633,190
Gross unrealized depreciation	(34,429,917)
Net unrealized depreciation	$(29,796,727)

See accompanying notes to investments in securities.

Money Market Portfolio

Investments in Securities

March 31, 2008

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Rate	Maturity	Value(a)
Commercial Paper (62.6%)
Basic Materials (4.7%)
Agriculture Products (4.7%)
$2,000,000	Archer-Daniels-Midland Company (c)	2.570%	07/15/08	$1,987,167
1,500,000	Archer-Daniels-Midland Company (c)	2.680%	06/04/08	1,494,000
600,000	Archer-Daniels-Midland Company (c)	3.040%	04/24/08	598,919
2,500,000	Archer-Daniels-Midland Company (c)	3.050%	04/24/08	2,495,496
				6,575,582
Capital Goods (3.7%)
Manufacturing (3.4%)
1,850,000	3M Company	2.680%	05/15/08	1,845,704
3,000,000	3M Company	2.680%	05/20/08	2,992,242
				4,837,946
Office Equipment (.3%)
500,000	Pitney Bowes, Inc. (c)	2.760%	04/04/08	499,908

Communication Services (2.5%)
Telephone (2.5%)
3,500,000	AT&T, Inc. (c)	2.900%	05/09/08	3,490,764

Consumer Cyclical (10.8%)
Hardware and Tools (2.6%)
2,719,000	The Stanley Works (c)	2.640%	06/24/08	2,705,360
1,000,000	The Stanley Works (c)	4.330%	04/03/08	999,772
				3,705,132
Household Products (1.4%)
2,000,000	Procter & Gamble Company (c)	2.050%	05/30/08	1,993,182

Retail (3.6%)
2,000,000	Wal-Mart Stores, Inc. (c)	2.960%	04/29/08	1,995,800
3,000,000	Wal-Mart Stores, Inc. (c)	2.990%	04/14/08	2,997,075
				4,992,875
Special Services (3.2%)
3,000,000	Societe Generale North America, Inc.	3.000%	05/13/08	2,989,920
1,500,000	Societe Generale North America, Inc.	4.290%	04/03/08	1,499,620
				4,489,540
Consumer Staples (13.5%)
Beverage (5.0%)
1,000,000	Anheuser-Busch Companies, Inc. (c)	3.850%	04/21/08	998,000
3,500,000	The Coca-Cola Company (c)	2.830%	05/02/08	3,492,917
2,500,000	The Coca-Cola Company (c)	3.260%	04/07/08	2,498,792
				6,989,709

See accompanying notes to investments in securities.

				Market
Principal		Rate	Maturity	Value(a)
Consumer Staples—continued
Food (8.5%)
$4,000,000	Cargill, Inc. (c)	2.520%	05/28/08	$3,985,433
2,000,000	Cargill, Inc. (c)	2.530%	05/29/08	1,991,944
1,750,000	Nestle Capital Corporation (c)	2.740%	05/23/08	1,743,807
3,000,000	Nestle Capital Corporation (c)	2.990%	05/06/08	2,992,008
1,250,000	Nestle Capital Corporation (c)	3.000%	04/16/08	1,248,625
				11,961,817
Financial (12.2%)
Banks (.7%)
1,000,000	Wells Fargo & Company	2.490%	04/23/08	998,521

Commercial Finance (2.2%)
3,000,000	General Electric Capital Corporation	2.870%	04/08/08	2,998,332

Consumer Finance (2.0%)
2,750,000	AIG Funding, Inc.	2.850%	05/05/08	2,742,702

Finance - Diversified (4.6%)
3,500,000	HSBC Finance Corporation	2.920%	04/09/08	3,497,737
3,000,000	HSBC Finance Corporation	3.040%	04/17/08	2,996,160
				6,493,897
Insurance (2.7%)
800,000	American General Corporation	2.660%	04/25/08	798,720
3,000,000	American General Corporation	2.990%	04/01/08	3,000,000
				3,798,720
Health Care (5.8%)
Medical Products/Supplies (5.8%)
2,184,000	Johnson & Johnson (c)	2.890%	05/12/08	2,178,279
1,500,000	Medtronic, Inc. (c)	3.000%	04/23/08	1,497,525
1,500,000	Medtronic, Inc. (c)	3.010%	04/21/08	1,497,708
3,000,000	Medtronic, Inc. (c)	3.020%	04/10/08	2,997,900
				8,171,412
Technology (9.4%)
Aerospace/Defense (3.0%)
1,000,000	Honeywell International (c)	2.640%	06/11/08	995,760
3,250,000	Honeywell International (c)	2.760%	06/26/08	3,234,084
				4,229,844

See accompanying notes to investments in securities.

				Market
Principal		Rate	Maturity	Value(a)
Technology—continued
Computer Hardware (6.4%)
$3,000,000	Hewlett-Packard Company (c)	3.060%	04/11/08	$2,997,667
3,000,000	Hewlett-Packard Company (c)	3.070%	04/02/08	2,999,764
3,000,000	International Business Machines Corporation (c)	2.570%	05/16/08	2,991,788
				8,989,219
	Total commercial paper (cost: $87,959,101)			87,959,102

Corporate Notes (2.0%)
Communication Services (1.6%)
Telephone (1.6%)
2,250,000	BellSouth Corporation (b)	3.165%	08/15/08	2,250,544

Financial (0.4%)
Commercial Finance (0.4%)
600,000	General Electric Capital Corporation (b)	3.344%	07/28/08	600,181

	Total corporate notes (cost: $2,850,726)			2,850,725

U.S. Government Obligations (22.0%)
Discount Notes (22.0%)
3,000,000	Federal Home Loan Bank	1.620%	05/08/08	2,994,820
2,000,000	Federal Home Loan Bank	2.010%	06/02/08	1,992,939
2,000,000	Federal Home Loan Bank	2.500%	04/30/08	1,995,988
2,000,000	Federal Home Loan Bank	2.560%	04/15/08	1,998,048
3,750,000	Federal Home Loan Bank	2.630%	05/14/08	3,740,415
1,500,000	Federal Home Loan Bank	2.810%	04/16/08	1,498,287
3,000,000	Federal Home Loan Bank	2.820%	04/18/08	2,996,147
1,750,000	Federal Home Loan Bank	2.820%	04/25/08	1,746,815
2,750,000	Federal Home Loan Mortgage Corporation	2.540%	05/09/08	2,742,888
2,000,000	Federal Home Loan Mortgage Corporation	2.740%	04/04/08	1,999,552
2,000,000	Federal National Mortgage Association	2.310%	05/21/08	1,994,305
2,500,000	Federal National Mortgage Association	2.370%	05/07/08	2,494,375
2,750,000	Federal National Mortgage Association	2.690%	04/28/08	2,744,844
	Total U.S. government obligations (cost: $30,939,423)			30,939,423

Other Short-Term Investments (14.4%)
Asset-Backed Securities (14.4%)
3,500,000	American Honda Finance Corporation	3.050%	04/22/08	3,494,263
3,287,225	Capital Auto Receivables Asset Trust - 144A Issue (d)	3.385%	02/17/09	3,287,225
464,382	Capital Auto Receivables Asset Trust - 144A Issue (d)	4.910%	06/15/08	464,382
812,298	Capital Auto Receivables Asset Trust - 144A Issue (d)	5.264%	09/15/08	812,298
824,709	CarMax Auto Owner Trust	4.454%	01/15/09	824,709
100,881	CarMax Auto Owner Trust	5.839%	09/15/08	100,881
2,149,191	DaimlerChrysler Auto Trust - 144A Issue (d)	3.152%	03/09/09	2,149,191

See accompanying notes to investments in securities.

				Market
Principal		Rate	Maturity	Value(a)
Asset-Backed Securities—continued
$2,056,262	DaimlerChrysler Auto Trust - 144A Issue (d)	4.945%	11/10/08	$2,056,262
3,475,201	Ford Credit Auto Owner Trust - 144A Issue (d)	4.018%	10/15/08	3,475,201
127,891	Hyundai Auto Receivables Trust	5.290%	10/15/08	127,891
2,194,926	Nissan Auto Receivables Owner Trust	3.998%	09/15/08	2,194,926
439,001	Santander Drive Auto Receivables Trust	5.801%	09/15/08	439,001
439,749	Wachovia Auto Loan Owner Trust	3.943%	01/20/09	439,749
353,965	World Omni Auto Receivables Trust	5.676%	10/15/08	353,965
	Total other short-term investments (cost: $20,219,944)			20,219,944

Shares
Investment Companies (.8%)
186,745	Federated Money Market Obligation Trust
	Prime Obligation Fund, current rate 1.817%			186,745
900,000	SEI Daily Income Trust Treasury Fund, current rate 1.860%			900,000
	Total investment companies (cost: $1,086,745)			1,086,745
	Total investments in securities (cost: $143,055,939)(e)			$143,055,939
	Liabilities in excess of cash and other assets (-1.8%)			(2,582,813)
	Total net assets (100%)			$140,473,126

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)         Variable rate security.

(c)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 43.9% of the Portfolio’s net assets as of March 31, 2008.

(d)         Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(e)          Also represents the cost of securities for federal income tax purposes at March 31, 2008.

See accompanying notes to investments in securities.

Mortgage Securities Portfolio

Investments in Securities

March 31, 2008

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Coupon	Maturity	Value(a)
Long-Term Debt Securities (97.5%)
Government Obligations (47.2%)
U.S. Government and Agency Obligations (47.2%)
Federal Home Loan Mortgage Corporation (FHLMC) (7.3%)
$1,000,000		5.000%	06/15/31	$995,932
1,295,000		5.000%	05/15/35	1,216,656
865,426		5.000%	08/01/35	858,275
665,777		5.500%	06/01/20	680,814
557,738		5.500%	10/01/20	570,335
1,013,773		5.500%	05/01/34	1,030,733
1,502,025		6.000%	11/01/33	1,548,674
3,500,000	(h)	6.000%	04/01/38	3,588,592
738,156		6.250%	12/15/23	779,934
1,310,000	(h)	6.500%	04/01/38	1,358,716
				12,628,661
Federal National Mortgage Association (FNMA) (34.4%)
392,200		4.500%	02/01/35	378,826
846,929	(c)	4.642%	07/01/35	857,119
1,048,170		5.000%	05/01/18	1,064,361
756,280		5.000%	10/01/20	765,096
2,482,745		5.000%	11/01/33	2,464,186
5,266,672		5.000%	03/01/34	5,224,229
633,901		5.000%	05/01/34	628,793
748,201		5.500%	01/01/17	767,983
700,336		5.500%	02/01/18	719,727
1,529,377	(k)	5.500%	03/01/18	1,569,781
949,404		5.500%	02/01/24	966,976
416,561		5.500%	01/01/34	421,872
3,234,400		5.500%	03/01/34	3,288,027
2,122,189	(k)	5.500%	04/01/33	2,155,400
776,258		5.500%	05/01/33	787,381
1,651,536		5.500%	04/01/34	1,671,384
2,005,000	(h)	5.500%	04/01/34	2,023,797
2,462,177	(k)	5.500%	04/01/34	2,502,542
252,521		5.500%	05/01/34	255,556
4,059,516		5.500%	07/01/34	4,124,807
1,200,092		5.500%	09/01/34	1,217,508
1,000,029		5.500%	10/01/34	1,012,048

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Government Obligations—continued
$1,358,544		5.500%	02/01/35	$1,376,351
957,907		5.500%	08/01/35	970,697
292,277		5.500%	10/01/35	296,725
160,749		6.000%	09/01/32	166,880
1,837,887		6.000%	10/01/32	1,907,197
1,471,854		6.000%	11/01/32	1,527,453
1,617,179		6.000%	03/01/33	1,677,416
588,724		6.000%	04/01/33	606,150
485,575		6.000%	12/01/33	499,948
625,485		6.000%	08/01/34	642,962
386,533		6.000%	09/01/34	397,333
178,178		6.000%	11/01/34	183,156
2,058,306		6.000%	12/01/34	2,115,818
1,400,000	(h)	6.000%	04/01/35	1,434,125
409,004		6.000%	11/01/36	419,458
1,236,809		6.500%	02/01/32	1,304,483
484,034		6.500%	04/01/32	505,340
209,617		6.500%	05/01/32	221,095
1,545,416		6.500%	07/01/32	1,629,104
41,101		6.500%	09/01/32	42,846
367,261		6.500%	11/01/32	383,403
110,422		6.500%	09/01/34	114,732
84,473		6.500%	11/01/34	87,770
908,436		6.500%	03/01/35	947,011
370,022		6.500%	02/01/36	383,958
673,061		6.500%	06/01/36	697,704
1,908,242		6.500%	09/01/37	1,977,976
633,072		7.000%	09/01/31	676,780
73,730		7.000%	11/01/31	78,812
412,474		7.000%	02/01/32	442,643
82,429		7.000%	07/01/32	88,395
405,000	(h)	7.000%	04/01/33	424,997
531,908		7.000%	10/01/37	558,721
136,839		7.500%	04/01/31	147,913
				59,802,751
Government National Mortgage Association (GNMA) (5.0%)
25,857,771	(c) (f)	0.813%	03/16/42	212,817

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Government Obligations—continued
$19,244,548	(c) (f)	0.925%	06/17/45	$823,738
7,034,444	(c) (f)	0.799%	07/16/40	195,378
9,947,615	(c) (f)	1.045%	03/16/34	356,538
881,119		5.000%	05/15/33	882,776
500,000	(h)	5.000%	04/01/38	499,844
1,000,000		5.500%	03/16/32	1,025,996
1,811,577		5.500%	12/15/34	1,851,147
1,500,000	(h)	5.500%	04/01/35	1,529,063
1,335,000	(h)	6.000%	04/01/37	1,377,553
				8,754,850
Other Agency Obligations (.2%)
400,000	Federal Home Loan Bank (i)	3.625%	12/17/10	410,797

U.S. Treasury (.2%)
300,000	U.S. Treasury Bond (i)	2.500%	03/31/13	300,445

Vendee Mortgage Trust (.1%)
138,291	Vendee Mortgage Trust	7.793%	02/15/25	151,092

	Total U.S. government and agency obligations (cost: $82,126,968)			82,048,596

Asset-Backed Securities (17.2%)
457,316	ABFS Mortgage Loan Trust (g)	6.990%	12/25/31	455,653
1,405,000	ABFS Mortgage Loan Trust (g)	7.423%	12/15/33	1,040,133
1,166,578	Associates Manufactured Housing Pass-Through Certificates	7.900%	03/15/27	1,189,169
740,783	BankAmerica Manufactured Housing Contract Trust	7.015%	01/10/28	757,312
4,857,020	BankAmerica Manufactured Housing Contract Trust (k)	7.800%	10/10/26	5,035,532
760,000	Capital Auto Receivables Asset Trus - 144A Issue (e)	7.160%	01/15/13	777,616
625,000	Capital Auto Receivables Asset Trust - 144A Issue (e)	8.300%	02/18/14	624,473
350,000	Centex Home Equity (g)	5.048%	06/25/35	304,335
1,080,000	Countryplace Manufactured Housing Contract - 144A Issue (c) (d) (l)	4.800%	12/15/35	959,892
459,287	Countrywide Asset-Backed Certificates (c)	2.709%	07/25/27	423,060
1,470,000	Countrywide Asset-Backed Certificates (g)	6.518%	01/25/29	741,993
1,300,000	Credit-Based Asset Servicing and Securitization (g)	5.109%	05/25/35	1,190,065
953,193	Credit-Based Asset Servicing and Securitization - 144A Issue (e) (g)	5.970%	10/25/36	985,037
2,310,000	CSAB Mortgage-Backed Trust (g)	6.080%	09/25/36	1,629,260
875,000	Flagstar Home Equity Loan Trust - 144A Issue (e) (g)	5.997%	01/25/35	552,757
220,000	Ford Credit Auto Owner Trust - 144A Issue (e)	7.050%	12/15/13	192,869
425,000	Ford Motor Credit Company - 144A Issue (e)	7.120%	02/15/23	393,872
176,829	Green Tree Financial Corporation	7.950%	08/15/25	184,670

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Asset-Backed Securities—continued
$312,561	Green Tree Financial Corporation	8.300%	11/15/19	$324,836
367,800	Green Tree Financial Corporation	8.400%	06/15/19	383,141
744,605	Green Tree Financial Corporation	9.000%	06/15/25	800,155
1,418,442	Green Tree Financial Corporation	9.100%	04/15/25	1,475,094
1,805,000	JPMorgan Mortgage Acquisition Corporation (g)	6.337%	08/25/36	1,391,059
1,670,000	JPMorgan Mortgage Acquisition Corporation (g)	6.410%	07/25/36	1,122,375
255,000	Lehman XS Trust (g)	5.690%	12/25/35	247,655
474,157	Oakwood Mortgage Investors, Inc.	7.375%	08/15/27	486,784
497,051	Oakwood Mortgage Investors, Inc. (d)	8.100%	08/15/26	509,592
500,000	Origen Manufactured Housing	4.750%	08/15/21	478,865
870,000	Origen Manufactured Housing	4.970%	10/15/21	886,104
260,000	Origen Manufactured Housing	5.605%	05/15/22	258,554
500,000	Origen Manufactured Housing	5.910%	01/15/37	485,667
500,000	Residential Asset Mortgage Products, Inc. (c)	5.145%	01/25/35	451,237
474,062	Residential Asset Mortgage Products, Inc. (g)	5.597%	12/25/33	446,872
129,043	Residential Funding Mortgage Securities II, Inc. (g)	5.090%	07/25/33	114,710
101,480	Structured Asset Securities Corporation (g)	5.540%	11/25/32	94,424
1,399,509	Structured Asset Securities Corporation (g)	5.630%	05/25/34	1,164,652
1,220,566	Vanderbilt Mortgage Finance	7.955%	12/07/24	1,328,219
	Total asset-backed securities (cost: $33,853,344)			29,887,693

Other Mortgage-Backed Securities (33.1%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (21.4%)
1,740,227	Banc of America Alternative Loan Trust (c)	5.578%	09/25/35	1,219,957
794,937	Banc of America Alternative Loan Trust (c)	5.667%	11/25/35	428,044
1,153,532	Banc of America Alternative Loan Trust (c)	5.809%	01/25/36	685,867
215,246	Banc of America Alternative Loan Trust	6.000%	12/25/34	217,802
2,228,000	Banc of America Alternative Loan Trust	6.000%	06/25/46	1,775,092
1,035,276	Banc of America Alternative Loan Trust (c)	6.225%	05/25/46	592,971
1,836,107	Banc of America Funding Corporation (c) (k)	5.009%	09/20/34	1,609,251
1,384,399	Banc of America Funding Corporation	6.500%	07/20/32	1,283,681
1,259,906	Banc of America Mortgage Securities, Inc. (c)	5.091%	11/25/35	1,225,831
1,140,000	Banc of America Mortgage Securities, Inc.	5.500%	02/25/34	876,833
1,039,336	Banc of America Mortgage Securities, Inc.	5.750%	08/25/34	961,674
10,000	Banco Hipotecario Nacional - 144A Issue (b) (c) (d) (j)	4.049%	03/25/11	100
425	Banco Hipotecario Nacional - 144A Issue (b) (d) (j)	7.540%	05/31/17	4
50,980	Banco Hipotecario Nacional - 144A Issue (b) (d) (j)	7.916%	07/25/09	510

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
$703,724	Bear Stearns Mortgage Funding Trust (c) (j)	3.009%	09/25/36	$1,517
547,191	Bear Stearns Mortgage Securities, Inc.	8.000%	11/25/29	565,700
1,012,638	BlackRock Capital Finance, LP - 144A Issue (e)	7.750%	09/25/26	708,847
850,741	Chase Mortgage Financial Corporation	5.500%	10/25/33	807,672
500,000	CitiMortgage Alternative Loan Trust (c)	6.000%	12/25/36	389,631
361,754	CitiMortgage Alternative Loan Trust (c)	6.237%	07/25/37	70,793
456,035	Countrywide Home Loan Mortgage Pass-Through Trust (c)	3.971%	07/19/33	410,117
2,000,000	Countrywide Home Loan Mortgage Pass-Through Trust	4.150%	08/25/33	1,843,395
786,151	Credit Suisse First Boston Mortgage Securities Corportion	6.000%	11/25/18	775,896
893,247	First Horizon Mortgage Pass-Through Trust (c)	5.970%	08/25/37	598,602
719,323	Global Mortgage Securitization, Ltd. (b)	5.250%	04/25/32	632,992
526,946	Global Mortgage Securitization, Ltd. (b) (c)	5.393%	04/25/32	317,254
1,766,147	Global Mortgage Securitization, Ltd. - 144A Issue (b) (d)	5.250%	11/25/32	1,663,810
1,125,000	JPMorgan Alternative Loan Trust (c)	5.950%	11/25/36	932,028
843,482	JPMorgan Mortgage Trust (c)	3.754%	11/25/33	755,960
990,540	JPMorgan Mortgage Trust (c)	4.819%	07/25/35	902,197
1,424,995	JPMorgan Mortgage Trust (c)	5.672%	09/25/35	1,067,946
969,224	JPMorgan Mortgage Trust	6.187%	08/25/36	696,403
1,475,000	JPMorgan Mortgage Trust (c)	6.045%	10/25/36	1,383,795
1,105,000	JPMorgan Mortgage Trust	6.500%	08/25/36	1,015,422
1,916,635	MASTR Asset Securitization Trust	5.500%	11/25/33	1,896,270
239,095	Morgan Stanley Dean Witter Capital (c)	6.520%	04/25/17	237,259
145,306	Prudential Home Mortgage Securities - 144A Issue (e)	7.900%	04/28/22	146,650
25,556	Prudential Home Mortgage Securities - 144A Issue (c) (e)	8.032%	09/28/24	23,422
878,896	RESI Finance, LP - 144A Issue (b) (c) (d)	4.458%	09/10/35	705,670
1,430,375	Residential Accredit Loans, Inc.	5.750%	06/25/33	1,087,984
187,220	Residential Accredit Loans, Inc. - 144A Issue (e)	6.250%	03/25/14	186,818
1,065,000	Structured Adjustable Rate Mortgage Loan Trust (c)	5.400%	11/25/35	845,887
53,226	Structured Asset Mortgage Investments, Inc. (c)	5.780%	04/30/30	46,647
895,038	Structured Asset Securities Corporation	5.250%	08/25/33	681,042
2,088,454	Structured Asset Securities Corporation (g)	6.000%	06/25/34	1,745,799
1,040,000	Wells Fargo Alternative Loan Trust	6.000%	07/25/37	856,622
2,139,479	Wells Fargo Alternative Loan Trust (c)	6.201%	07/25/37	1,115,372
1,548,589	Wells Fargo Mortgage-Backed Securities Trust	5.500%	02/25/34	1,215,310
				37,208,346

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Commercial Mortgage-Backed Securities (11.7%)
$1,080,645	Asset Securitization Corporation (d) (f)	2.433%	08/13/27	$242,340
1,627,915	Asset Securitization Corporation (c) (f)	8.621%	08/13/29	363,796
700,000	Asset Securitization Corporation (c)	7.692%	02/14/43	601,922
9,064,794	Asset Securitization Corporation - 144A Issue (c) (e) (f)	1.602%	10/13/26	310,303
1,000,000	Banc of America Commercial Mortgage, Inc.	5.451%	01/15/49	971,890
550,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (e)	4.900%	09/11/36	447,683
460,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (c) (e)	5.104%	12/10/42	330,210
1,000,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (e)	6.200%	07/11/43	874,055
725,000	Bear Stearns Commercial Mortgage Securities, Inc.	6.500%	02/15/32	675,862
500,000	Bear Stearns Commercial Mortgage Securities, Inc. - 144A Issue (c) (e)	7.570%	02/15/35	476,255
580,256	Chase Commercial Mortgage Securities Corporation	7.198%	01/15/32	595,663
900,000	Commercial Mortgage Pass-Through Certificates - 144A Issue (c) (e)	5.570%	02/05/19	799,117
2,726,000	FFCA Secured Lending Corporation - 144A Issue (c) (d)	3.875%	02/18/22	2,599,860
1,290,000	FFCA Secured Lending Corporation - 144A Issue (c) (d)	4.125%	02/18/22	1,216,762
179,828	GMAC Commercial Mortgage Securities (d) (l)	5.940%	07/01/13	172,635
1,000,000	GS Mortgage Securities Corporation (c)	5.993%	08/10/45	998,408
500,000	Hilton Hotel Pool Trust - 144A Issue (c) (e)	3.619%	10/03/15	500,695
1,465,000	Hilton Hotel Pool Trust - 144A Issue (e)	7.653%	10/03/15	1,627,408
1,292,397	Hometown Commercial Mortgage - 144A Issue (d)	5.506%	11/11/38	1,248,716
1,000,000	JPMorgan Chase Commercial Mortgage Securities Corporation	5.370%	05/15/45	971,402
1,500,000	JPMorgan Chase Commercial Mortgage Securities Corporation - 144A Issue (e)	6.221%	10/12/37	1,369,490
300,000	LB-UBS Commercial Mortgage Trust - 144A Issue (c) (e)	4.846%	02/15/37	234,753
24,094,901	Multi Security Asset Trust - 144A Issue (c) (d)(f) (l)	1.166%	11/28/35	406,601
990,000	Multi Security Asset Trust - 144A Issue (c) (d)(l)	5.880%	11/28/35	402,909
1,000,000	Nationslink Funding Corporation - 144A Issue (e)	5.000%	08/20/30	715,331
1,375,000	Wachovia Bank Commercial Mortgage Trust - 144A Issue (e)	4.942%	11/15/34	1,071,871
				20,225,937
	Total other mortgage-backed securities (cost: $70,927,227)			57,434,283
	Total long-term debt securities (cost: $186,907,539)			169,370,572

Shares
Short-Term Securities (8.8%)
Investment Companies (8.8%)
7,206,435	Dreyfus Treasury Cash Management Fund, current rate 2.540%	7,206,435
8,060,443	SEI Daily Income Trust Treasury Fund, current rate 1.860%	8,060,443
	Total short-term securities (cost: $15,266,878)	15,266,878
	Total investments in securities (cost: $202,174,417)(m)	$184,637,450
	Liabilities in excess of cash and other assets (-6.3%)	(10,852,786)
	Total net assets (100%)	$173,784,664

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)         The Portfolio held less than 1.9% of net assets in foreign securities at March 31, 2008.

(c)          Variable rate security.

(d)         Represents ownership in an illiquid security.  (See note 4 of the Notes to Investments in Securities.)  Information concerning the illiquid securities held at March 31, 2008, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
Asset Securitization Corporation†	Various	$102,905
Banco Hipotecario Nacional - 144A Issue*	05/18/00	399
Banco Hipotecario Nacional - 144A Issue*	09/06/02	747
Banco Hipotecario Nacional - 144A Issue*	Various	48,918
Countryplace Manufactured Housing Contract - 144A Issue*	06/29/05	1,079,864
FFCA Secured Lending Corporation - 144A Issue*	05/14/03	2,384,398
FFCA Secured Lending Corporation - 144A Issue*	05/19/03	1,086,220
Global Mortgage Securitization, Ltd. - 144A Issue*	11/24/04	1,751,204
GMAC Commercial Mortgage Securities†	Various	171,374
Hometown Commercial Mortgage - 144A Issue*	11/28/06	1,305,302
Multi Security Asset Trust - 144A Issue*	02/24/05	978,253
Multi Security Asset Trust - 144A Issue*	02/24/05	976,198
Oakwood Mortgage Investors, Inc.†	Various	518,547
RESI Finance, LP - 144A Issue*.	06/01/06	894,549
		$11,311,294

*                      A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

†                       Represents a private placement security.

(e)               Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)                 Interest-only security that entitles holders to receive only interest on the underlying mortgages.  The principal amount of the underlying pool represents the notional amount on which current interest is calculated.  The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets.  The rate disclosed represents the market yield based upon the current cost basis and estimate timing and amount of future cash flows.

(g)              Floating rate security-rate disclosed is as of March 31, 2008.

(h)              At March 31, 2008 the total cost of investments issued on a when-issued or forward commitment basis is $12,089,537.

(i)                  Fully or partially pledged as initial margin deposit on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2008, securities with an aggregate market value of $711,242 were segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	June 2008	3	Long	$15,585	$—
U.S. 5-Year Treasury Notes	June 2008	143	Short	—	37,035
U.S. 10 Year Treasury Notes	June 2008	157	Short	—	552,059
		303		$15,585	$589,094

See accompanying notes to investments in securities.

(j)                  Security is in default with respect to interest payments.  Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(k)               Security pledged as collateral for when-issued purchase commitments outstanding as of March 31, 2008.

(l)                  This security is being fair-valued according to procedures approved by the Board of Directors.

(m)            At March 31, 2008 the cost of securities for federal income tax purposes was $202,287,910. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$1,557,320
Gross unrealized depreciation	(19,207,780)
Net unrealized depreciation	$(17,650,460)

See accompanying notes to investments in securities.

Index 500 Portfolio

Investments in Securities

March 31, 2008

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (98.0%)
Basic Materials (3.2%)
Chemicals (1.4%)
10,351	Air Products and Chemicals, Inc.	$952,292
2,691	Ashland, Inc.	127,284
3,842	Eastman Chemical Company	239,933
8,470	Ecolab, Inc.	367,852
43,408	E.I. Du Pont de Nemours & Company	2,029,758
5,460	Hercules, Inc.	99,863
3,877	International Flavors & Fragrances, Inc.	170,782
7,944	PPG Industries, Inc.	480,691
15,120	Praxair, Inc. (g)	1,273,558
5,996	Rohm & Haas Company (g)	324,263
6,277	Sigma-Aldrich Corporation	374,423
45,351	The Dow Chemical Company	1,671,184
		8,111,883
Construction (.1%)
5,202	Vulcan Materials Company (g)	345,413

Iron and Steel (.4%)
4,873	Allegheny Technologies, Inc.	347,737
13,864	Nucor Corporation	939,147
5,753	United States Steel Corporation	729,883
		2,016,767
Mining (.7%)
39,306	Alcoa, Inc.	1,417,374
18,475	Freeport-McMoRan Copper & Gold, Inc.	1,777,664
21,878	Newmont Mining Corporation	991,073
4,771	Titanium Metals Corporation (g)	71,804
		4,257,915
Paper and Forest (.6%)
4,790	Bemis Company, Inc. (g)	121,810
20,646	International Paper Company	561,571
20,284	Kimberly-Clark Corporation	1,309,332
8,391	MeadWestvaco Corporation	228,403
8,260	Plum Creek Timber Company, Inc.	336,182
10,094	Weyerhaeuser Company	656,514
		3,213,812
Capital Goods (9.4%)
Aerospace/Defense (2.4%)
19,414	General Dynamics Corporation	1,618,545
6,071	Goodrich Corporation	349,143
5,908	L-3 Communications Holdings, Inc.	645,981
16,547	Lockheed Martin Corporation	1,643,117
16,310	Northrop Grumman Corporation	1,269,081
20,580	Raytheon Company	1,329,674
7,826	Rockwell Collins, Inc.	447,256
36,916	The Boeing Company	2,745,443
47,374	United Technologies Corporation	3,260,279
		13,308,519
Containers - Metal/Glass (—)
4,708	Ball Corporation	216,286

Electrical Equipment (3.6%)
8,507	Cooper Industries, Ltd. (c)	341,556
37,996	Emerson Electric Company	1,955,274
481,968	General Electric Company	17,837,636
6,786	Molex, Inc.	157,164
		20,291,630
Engineering/Construction (.6%)
30,117	Caterpillar, Inc.	2,357,860
4,269	Fluor Corporation	602,612
5,870	Jacobs Engineering Group, Inc. (b)	431,973
		3,392,445
Machinery (.5%)
21,046	Deere & Company	1,692,940

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Capital Goods—continued
13,154	Ingersoll-Rand Company, Ltd. (c)	$586,405
4,904	Terex Corporation (b)	306,500
		2,585,845
Manufacturing (2.0%)
34,156	3M Company	2,703,447
9,759	Cummins, Inc.	456,916
12,317	Danaher Corporation	936,462
9,263	Dover Corporation	387,008
7,059	Eaton Corporation	562,391
35,928	Honeywell International, Inc.	2,027,058
19,328	Illinois Tool Works, Inc.	932,189
8,746	ITT Corporation	453,130
8,089	Leggett & Platt, Inc.	123,357
6,216	Manitowoc Company, Inc.	253,613
5,862	Pall Corporation	205,580
8,184	Parker Hannifin Corporation	566,906
7,736	Sealed Air Corporation	195,334
12,003	Textron, Inc.	665,206
23,407	Tyco International, Ltd. (c)	1,031,078
		11,499,675
Metal Fabrication (.1%)
6,730	Precision Castparts Corporation	686,998

Waste Management (.2%)
16,246	Allied Waste Industries, Inc. (b)	175,619
23,908	Waste Management, Inc.	802,352
		977,971
Communication Services (5.5%)
Broadcasting (.9%)
32,855	CBS Corporation - Class B	725,438
24,030	Clear Channel Communications, Inc.	702,157
145,330	Comcast Corporation (f)	2,810,682
34,389	The DIRECTV Group, Inc. (b)	852,503
		5,090,780
Computer Services & Software (.1%)
10,299	VeriSign, Inc. (b) (g)	342,339

Publishing (—)
4,284	EW Scripps Company - Class A (g)	179,971

Telecommunication (1.3%)
19,535	American Tower Corporation (b)	765,967
4,145	Ciena Corporation (b) (g)	127,790
75,990	Corning, Inc.	1,826,800
7,378	Embarq Corporation	295,858
10,855	JDS Uniphase Corporation (b) (g)	145,348
108,829	Motorola, Inc.	1,012,110
77,819	Qualcomm, Inc.	3,190,579
19,971	Tellabs, Inc. (b) (g)	108,842
		7,473,294
Telephone (3.2%)
291,320	AT&T, Inc.	11,157,556
5,147	CenturyTel, Inc.	171,086
15,819	Citizens Communications Company	165,941
74,210	Qwest Communications International, Inc. (g)	336,171
137,507	Sprint Nextel Corporation (g)	919,922
138,569	Verizon Communications, Inc.	5,050,840
21,911	Windstream Corporation	261,836
		18,063,352
Consumer Cyclical (8.1%)
Auto (.4%)
106,523	Ford Motor Company (b) (g)	609,312
27,321	General Motors Corporation (g)	520,465
28,659	Johnson Controls, Inc.	968,674
11,568	The Goodyear Tire & Rubber Company (b)	298,454
		2,396,905

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
Building Materials (.1%)
17,602	Masco Corporation	$349,048
8,395	Trane, Inc.	385,330
		734,378
Distribution Durables (.1%)
7,978	Genuine Parts Company	320,875
3,275	WW Grainger, Inc.	250,177
		571,052
Entertainment (.1%)
15,097	International Game Technology	607,050

Hardware and Tools (.1%)
2,941	Black & Decker Corporation	194,400
2,738	Snap-On, Inc.	139,227
3,778	The Stanley Works	179,909
		513,536
Home Builders (.1%)
5,858	Centex Corporation (g)	141,822
13,225	DR Horton, Inc. (g)	208,294
3,646	KB Home (g)	90,166
6,666	Lennar Corporation (g)	125,387
10,241	Pulte Homes, Inc.	149,007
		714,676
Houseware (.1%)
3,650	Whirlpool Corporation (g)	316,747

Leisure (.3%)
4,195	Brunswick Corporation (g)	66,994
21,070	Carnival Corporation	852,914
11,511	Harley-Davidson, Inc.	431,662
6,882	Hasbro, Inc.	192,008
17,441	Mattel, Inc.	347,076
		1,890,654
Lodging - Hotel (.2%)
14,525	Marriott International, Inc.	499,079
9,088	Starwood Hotels & Resorts Worldwide, Inc.	470,304
8,524	Wyndham Worldwide Corporation	176,276
		1,145,659
Photography/Imagery (.1%)
13,896	Eastman Kodak Company (g)	245,542

Publishing (.6%)
11,091	Gannett Company, Inc.	322,194
1,756	Meredith Corporation	67,167
6,892	New York Times Company (g)	130,121
111,053	News Corporation	2,082,244
15,579	The McGraw-Hill Companies, Inc.	575,644
280	The Washington Post Company	185,220
		3,362,590
Retail (4.9%)
4,134	Abercrombie & Fitch Company (g)	302,361
14,930	Amazon.com, Inc. (b) (g)	1,064,509
6,516	AutoNation, Inc. (b) (g)	97,545
2,135	AutoZone, Inc. (b) (g)	243,027
12,643	Bed Bath & Beyond, Inc. (b)	372,968
17,016	Best Buy Company, Inc. (g)	705,483
4,298	Big Lots, Inc. (b) (g)	95,845
20,984	Costco Wholesale Corporation	1,363,330
69,111	CVS Caremark Corporation	2,799,687
2,677	Dillards, Inc.	46,071
6,734	Family Dollar Stores, Inc.	131,313
7,760	GameStop Corporation (b) (g)	401,270
81,454	Home Depot, Inc.	2,278,268
10,627	JC Penney Company, Inc.	400,744
15,139	Kohl’s Corporation (b) (g)	649,312
14,999	Limited Brands, Inc.	256,483
70,594	Lowe’s Companies, Inc. (g)	1,619,426
20,898	Macy’s, Inc.	481,908
18,480	Nike, Inc.	1,256,640
8,640	Nordstrom, Inc.	281,664
13,124	Office Depot, Inc. (b)	145,020
3,617	OfficeMax, Inc.	69,229
2,826	Polo Ralph Lauren Corporation	164,728

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
6,277	RadioShack Corporation	$102,001
3,549	Sears Holding Corporation (b) (g)	362,317
33,833	Staples, Inc.	748,048
39,515	Target Corporation	2,002,620
21,948	The Gap, Inc.	431,937
4,920	The Sherwin-Williams Company (g)	251,117
6,082	Tiffany & Company	254,471
21,093	TJX Companies, Inc. (g)	697,546
47,850	Walgreen Company (g)	1,822,606
114,045	Wal-Mart Stores, Inc. (g)	6,007,891
		27,907,385
Service (.6%)
6,118	Convergys Corporation (b)	92,137
53,839	eBay, Inc. (b)	1,606,556
10,004	Expedia, Inc. (b) (g)	218,988
8,721	IAC/InterActiveCorp (b)	181,048
22,740	Interpublic Group of Companies, Inc. (b) (g)	191,243
6,058	Monster Worldwide, Inc. (b)	146,664
15,474	Omnicom Group, Inc.	683,641
7,666	Robert Half International, Inc.	197,323
		3,317,600
Textiles (.2%)
6,304	Cintas Corporation	179,916
16,985	Coach, Inc. (b)	512,098
4,084	Jones Apparel Group, Inc.	54,807
4,739	Liz Claiborne, Inc.	86,013
4,283	VF Corporation	331,975
		1,164,809
Trucks and Parts (.2%)
17,698	Paccar, Inc.	796,410

Consumer Staples (10.9%)
Agriculture Products (.7%)
31,063	Archer-Daniels-Midland Company	1,278,553
26,450	Monsanto Company	2,949,175
		4,227,728
Beverage (2.5%)
34,517	Anheuser-Busch Companies, Inc.	1,637,832
4,071	Brown-Forman Corporation	269,582
13,824	Coca-Cola Enterprises, Inc.	334,541
9,302	Constellation Brands, Inc. (b) (g)	164,366
6,660	Molson Coors Brewing Company	350,116
6,621	Pepsi Bottling Group, Inc.	224,518
77,312	PepsiCo, Inc.	5,581,926
96,467	The Coca-Cola Company	5,871,946
		14,434,827
Entertainment (.7%)
30,933	Viacom, Inc. - Class B (b) (g)	1,225,566
90,885	Walt Disney Company (g)	2,851,971
		4,077,537
Food (1.5%)
10,626	Campbell Soup Company	360,753
23,533	ConAgra Foods, Inc.	563,615
7,302	Dean Foods Company (g)	146,697
16,254	General Mills, Inc.	973,290
8,058	Hershey Company (g)	303,545
15,211	HJ Heinz Company	714,461
12,578	Kellogg Company	661,100
74,007	Kraft Foods, Inc.	2,294,957
6,115	McCormick & Company, Inc.	226,072
34,373	Sara Lee Corporation	480,535
29,132	Sysco Corporation	845,411
13,214	Tyson Foods, Inc.	210,763
10,447	Wm. Wrigley Jr Company	656,489
		8,437,688
Household Products (.3%)
5,102	Avery Dennison Corporation	251,274
6,744	Clorox Company	381,980
7,463	Fortune Brands, Inc.	518,678
13,355	Newell Rubbermaid, Inc.	305,429
6,232	Pactiv Corporation (b)	163,341
		1,620,702

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Staples—continued
Personal Care (2.4%)
20,598	Avon Products, Inc.	$814,445
24,607	Colgate-Palmolive Company	1,917,131
148,539	Procter & Gamble Company	10,408,128
5,499	The Estee Lauder Companies, Inc.	252,129
		13,391,833
Restaurants (.9%)
6,894	Darden Restaurants, Inc.	224,400
55,585	McDonald’s Corporation	3,099,975
35,253	Starbucks Corporation (b) (g)	616,928
4,179	Wendy’s International, Inc.	96,368
22,950	Yum! Brands, Inc.	853,970
		4,891,641
Retail (.3%)
32,468	Kroger Company	824,687
21,246	Safeway, Inc.	623,570
10,163	Supervalu, Inc.	304,687
6,676	Whole Foods Market, Inc.	220,108
		1,973,052
Service (.1%)
6,654	Apollo Group, Inc. (b) (g)	287,453
10,340	RR Donnelley & Sons Company	313,405
		600,858
Tobacco (1.5%)
101,759	Altria Group, Inc.	2,259,050
101,759	Philip Morris International, Inc. (b)	5,146,970
8,284	Reynolds American, Inc.	489,005
7,214	UST, Inc.	393,307
		8,288,332
Energy (13.1%)
Mining (.2%)
8,763	Consol Energy, Inc.	606,312
13,080	Peabody Energy Corporation	667,080
		1,273,392
Oil & Gas (10.4%)
22,592	Anadarko Petroleum Corporation	1,423,974
16,111	Apache Corporation	1,946,531
22,098	Chesapeake Energy Corporation	1,019,823
100,233	Chevron Corporation	8,555,889
75,368	ConocoPhillips (g)	5,743,795
21,449	Devon Energy Corporation	2,237,774
6,947	ENSCO International, Inc.	435,021
11,985	EOG Resources, Inc.	1,438,200
258,225	Exxon Mobil Corporation	21,840,667
13,514	Hess Corporation	1,191,665
34,219	Marathon Oil Corporation	1,560,387
9,212	Murphy Oil Corporation (g)	756,674
13,547	Nabors Industries, Ltd. (b) (c)	457,482
12,934	Noble Corporation (c)	642,432
8,294	Noble Energy, Inc.	603,803
39,702	Occidental Petroleum Corporation	2,904,995
7,220	Range Resources Corporation	458,109
5,321	Rowan Companies, Inc.	219,119
5,720	Sunoco, Inc. (g)	300,128
15,337	Transocean, Inc. (b) (c)	2,073,562
25,805	Valero Energy Corporation	1,267,284
24,631	XTO Energy, Inc.	1,523,674
		58,600,988
Oil & Gas Services (2.0%)
14,933	Baker Hughes, Inc.	1,022,911
14,139	BJ Services Company (g)	403,103
10,536	Cameron International Corporation (b)	438,719
42,481	Halliburton Company	1,670,778
17,230	National Oilwell Varco, Inc. (b)	1,005,887
57,809	Schlumberger, Ltd.	5,029,383
9,723	Smith International, Inc.	624,508
6,640	Tesoro Corporation	199,200
16,328	Weatherford International, Ltd. (b) (c) (g)	1,183,290
		11,577,779

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Energy—continued
Pipelines (.5%)
23,934	Dynegy, Inc. (b)	$188,839
33,824	El Paso Corporation	562,831
8,332	Questar Corporation	471,258
30,530	Spectra Energy Corporation (g)	694,558
28,236	Williams Companies, Inc.	931,223
		2,848,709
Financial (16.9%)
Banks (5.1%)
214,409	Bank of America Corporation	8,128,245
55,089	Bank of New York Mellon Corporation (g)	2,298,864
26,363	BB&T Corporation	845,198
7,247	Comerica, Inc.	254,225
25,716	Fifth Third Bancorp	537,979
6,078	First Horizon National Corporation (g)	85,153
25,019	Hudson City Bancorp, Inc.	442,336
17,677	Huntington Bancshares, Inc. (g)	190,028
19,246	Keycorp	422,450
3,748	M&T Bank Corporation (g)	301,639
12,635	Marshall & Ilsley Corporation (g)	293,132
30,598	National City Corporation	304,450
9,293	Northern Trust Corporation	617,706
16,448	PNC Financial Services Group, Inc.	1,078,495
33,477	Regions Financial Corporation (g)	661,171
18,689	State Street Corporation	1,476,431
16,951	SunTrust Banks, Inc.	934,678
83,488	U.S. Bancorp	2,701,672
95,662	Wachovia Corporation (g)	2,582,874
159,123	Wells Fargo & Company (g)	4,630,479
5,155	Zions Bancorporation	234,810
		29,022,015
Commercial Services (.3%)
6,257	Equifax, Inc.	215,741
15,623	H&R Block, Inc.	324,333
9,927	Moody’s Corporation (g)	345,757
15,622	Paychex, Inc. (g)	535,210
9,525	Total System Services, Inc.	225,362
		1,646,403
Finance - Diversified (1.4%)
55,800	American Express Company	2,439,576
10,954	Ameriprise Financial, Inc.	567,965
18,002	Capital One Financial Corporation (g)	886,058
9,187	CIT Group, Inc.	108,866
2,574	CME Group, Inc. (g)	1,207,463
28,032	Countrywide Financial Corporation (g)	154,176
23,112	Discover Financial Services	378,344
4,183	Federated Investors, Inc.	163,806
3,400	Intercontinentalexchange, Inc. (b)	443,700
7,129	Janus Capital Group, Inc.	165,892
8,127	Leucadia National Corporation (g)	367,503
22,519	SLM Corporation (b)	345,667
36,182	Western Union Company	769,591
		7,998,607
Insurance (4.1%)
15,922	ACE, Ltd. (c)	876,665
22,915	Aflac, Inc.	1,488,329
13,843	AMBAC Financial Group, Inc. (g)	79,597
121,743	American International Group, Inc.	5,265,385
14,746	AON Corporation	592,789
4,614	Assurant, Inc.	280,808
17,870	Chubb Corporation	884,208
13,481	Cigna Corporation	546,924
7,976	Cincinnati Financial Corporation	303,407
20,881	Genworth Financial, Inc. - Class A	472,746

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
15,156	Hartford Financial Services Group, Inc.	$1,148,370
12,770	Lincoln National Corporation	664,040
21,220	Loews Corporation	853,468
25,147	Marsh & McLennan Companies, Inc.	612,329
10,143	MBIA, Inc. (g)	123,948
34,229	MetLife, Inc.	2,062,640
5,679	MGIC Investment Corporation (g)	59,800
12,470	Principal Financial Group, Inc.	694,828
21,527	Prudential Financial, Inc.	1,684,488
4,331	Safeco Corporation	190,044
27,049	The Allstate Corporation	1,299,975
32,742	The Progressive Corporation	526,164
29,941	The Travelers Cos, Inc.	1,432,677
4,385	Torchmark Corporation	263,582
16,745	Unum Group	368,558
8,572	XL Capital, Ltd. (c)	253,303
		23,029,072
Investment Bankers/Brokers (4.2%)
9,427	American Capital Strategies, Ltd. (g)	322,026
251,288	Citigroup, Inc.	5,382,589
22,298	E*Trade Financial Corporation (b) (g)	86,070
7,591	Franklin Resources, Inc.	736,251
19,071	Goldman Sachs Group, Inc.	3,154,153
163,937	JPMorgan Chase & Company	7,041,094
6,544	Legg Mason, Inc.	366,333
25,609	Lehman Brothers Holdings, Inc. (g)	963,923
46,893	Merrill Lynch & Company, Inc.	1,910,421
53,314	Morgan Stanley	2,436,450
12,706	T Rowe Price Group, Inc.	635,300
5,673	The Bear Stearns Companies, Inc. (g)	59,510
45,318	The Charles Schwab Corporation	853,338
		23,947,458
Real Estate (—)
8,387	CB Richard Ellis Group, Inc. - Class A (b) (g)	181,495

Real Estate Investment Trust - Apartments (.2%)
4,428	Apartment Investment & Management Company	158,567
3,709	AvalonBay Communities, Inc.	357,993
13,014	Equity Residential	539,951
		1,056,511
Real Estate Investment Trust - Diversified (.1%)
6,535	Vornado Realty Trust	563,382

Real Estate Investment Trust - Health Care (.1%)
10,501	HCP, Inc.	355,039

Real Estate Investment Trust - Hotels (.1%)
25,269	Host Hotels & Resorts, Inc.	402,282

Real Estate Investment Trust - Office Property (.1%)
5,804	Boston Properties, Inc.	534,374

Real Estate Investment Trust - Regional Mall (.3%)
12,841	General Growth Properties, Inc.	490,141
10,737	Simon Property Group, Inc. (g)	997,575
		1,487,716
Real Estate Investment Trust - Self Storage (.1%)
6,072	Public Storage, Inc.	538,101

Real Estate Investment Trust - Shopping Centers (.1%)
5,765	Developers Diversified Realty Corporation	241,438
12,221	Kimco Realty Corporation	478,697
		720,135
Real Estate Investment Trust - Warehouse/Industrial (.1%)
12,462	ProLogis (g)	733,513

Savings and Loans (.1%)
17,354	Sovereign Bancorp, Inc. (g)	161,739

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
42,597	Washington Mutual, Inc. (g)	$438,749
		600,488
Special Services (.2%)
12,791	NYSE Euronext	789,333

U.S. Government Obligations (.3%)
47,217	Fannie Mae	1,242,751
31,183	Freddie Mac	789,554
		2,032,305
Health Care (11.0%)
Biotechnology (1.0%)
52,495	Amgen, Inc. (b)	2,193,241
14,372	Biogen Idec, Inc. (b)	886,609
20,999	Celgene Corporation (b) (g)	1,287,029
12,880	Genzyme Corporation (b)	960,075
2,625	Millipore Corporation (b)	176,951
		5,503,905
Drugs (5.5%)
74,607	Abbott Laboratories	4,114,576
14,766	Allergan, Inc.	832,655
7,848	AmerisourceBergen Corporation	321,611
5,229	Barr Pharmaceuticals, Inc. (b)	252,613
95,537	Bristol-Myers Squibb Company	2,034,938
17,211	Cardinal Health, Inc.	903,750
47,744	Eli Lilly & Company	2,463,113
12,162	Express Scripts, Inc. (b)	782,260
15,029	Forest Laboratories, Inc. (b)	601,310
44,833	Gilead Sciences, Inc. (b)	2,310,244
7,607	Hospira, Inc. (b)	325,351
11,813	King Pharmaceuticals, Inc. (b)	102,773
25,288	Medco Health Solutions, Inc. (b)	1,107,362
104,510	Merck & Company, Inc.	3,966,154
14,611	Mylan, Inc. (g)	169,488
326,326	Pfizer, Inc.	6,830,003
78,239	Schering-Plough Corporation	1,127,424
4,986	Watson Pharmaceuticals, Inc. (b) (g)	146,190
64,578	Wyeth (g)	2,696,777
		31,088,592
Health Care - Diversified (.1%)
5,334	Laboratory Corporation of America Holdings (b) (g)	393,009

Hospital Management (—)
22,877	Tenet Healthcare Corporation (b)	129,484

Managed Care (1.0%)
23,969	Aetna, Inc.	1,008,855
7,433	Coventry Health Care, Inc. (b)	299,922
8,234	Humana, Inc. (b)	369,377
13,968	McKesson Corporation	731,504
60,399	UnitedHealth Group, Inc.	2,075,310
26,157	Wellpoint, Inc. (b)	1,154,308
		5,639,276
Medical Products/Supplies (3.4%)
30,621	Baxter International, Inc.	1,770,506
11,780	Becton Dickinson & Company	1,011,313
64,825	Boston Scientific Corporation (b) (g)	834,298
24,072	Covidien, Ltd. (c)	1,065,186
4,843	CR Bard, Inc. (g)	466,865
136,719	Johnson & Johnson	8,868,962
54,204	Medtronic, Inc.	2,621,847
6,243	Patterson Companies, Inc. (b) (g)	226,621
16,577	St. Jude Medical, Inc. (b)	715,961
11,490	Stryker Corporation	747,425
6,060	Varian Medical Systems, Inc. (b) (g)	283,850
11,255	Zimmer Holdings, Inc. (b)	876,314
		19,489,148
Special Services (—)
7,536	Quest Diagnostics, Inc.	341,155

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Technology (14.5%)
Computer Hardware (4.2%)
4,632	Affiliated Computer Services, Inc. (b)	$232,110
42,420	Apple, Inc. (b) (f)	6,087,270
108,163	Dell, Inc. (b)	2,154,607
118,990	Hewlett-Packard Company	5,433,083
66,816	International Business Machines Corporation	7,693,194
4,533	Lexmark International, Inc. (b)	139,254
10,188	Pitney Bowes, Inc.	356,784
11,024	Sandisk Corporation (b) (g)	248,812
38,263	Sun Microsystems, Inc. (b) (g)	594,224
8,658	Teradata Corporation (b)	190,996
44,287	Xerox Corporation	662,976
		23,793,310
Computer Networking (2.5%)
8,050	Akamai Tehnologies, Inc. (b)	226,688
287,713	Cisco Systems, Inc. (b)	6,931,006
11,284	Google, Inc. - Class A (b)	4,970,264
25,271	Juniper Networks, Inc. (b) (g)	631,775
64,539	Yahoo!, Inc. (b)	1,867,113
		14,626,846
Computer Peripherals (.3%)
101,386	EMC Corporation Massachusetts (b)	1,453,875

Computer Services & Software (4.2%)
27,461	Adobe Systems, Inc. (b) (g)	977,337
11,128	Autodesk, Inc. (b)	350,309
25,231	Automatic Data Processing, Inc.	1,069,542
9,273	BMC Software, Inc. (b) (g)	301,558
18,832	CA, Inc.	423,720
8,943	Citrix Systems, Inc. (b)	262,298
13,917	Cognizant Technology Solutions Corporation (b)	401,227
7,840	Computer Sciences Corporation (b)	319,794
13,235	Compuware Corporation (b)	97,145
15,324	Electronic Arts, Inc. (b)	764,974
8,199	Fidelity National Information Services, Inc.	312,710
8,849	IMS Health, Inc.	185,917
386,321	Microsoft Corporation	10,963,790
16,580	NetApp, Inc. (b) (g)	332,429
16,965	Novell, Inc. (b)	106,710
190,900	Oracle Corporation (b)	3,734,004
40,853	Symantec Corporation (b) (g)	678,977
172,614	Time Warner, Inc.	2,420,048
17,057	Unisys Corporation (b)	75,563
		23,778,052
Electrical Equipment (.1%)
10,039	Jabil Circuit, Inc. (g)	94,969
7,160	Rockwell Automation, Inc.	411,127
		506,096
Electrical Instruments (.6%)
17,619	Agilent Technologies, Inc. (b)	525,575
8,078	Applera Corporation Applied Biosystems Group	265,443
2,871	Harman International Industries, Inc. (g)	125,003
5,666	PerkinElmer, Inc.	137,400
20,204	Thermo Fisher Scientific, Inc. (b)	1,148,395
23,525	Tyco Electronics, Ltd (c)	807,378
4,815	Waters Corporation (b) (g)	268,196
		3,277,390
Electronic Components - Semiconductor (2.4%)
29,227	Advanced Micro Devices, Inc. (b) (g)	172,147
14,832	Altera Corporation	273,354
14,187	Analog Devices, Inc.	418,800
65,333	Applied Materials, Inc.	1,274,647
22,562	Broadcom Corporation (b) (g)	434,770
279,363	Intel Corporation	5,916,908

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Technology—continued
8,690	KLA-Tencor Corporation (g)	$322,399
10,664	Linear Technology Corporation (g)	327,278
31,907	LSI Corporation (b) (g)	157,940
11,025	MEMC Electronic Materials, Inc. (b)	781,672
9,112	Microchip Technology, Inc. (g)	298,236
36,702	Micron Technology, Inc. (b)	219,111
10,949	National Semiconductor Corporation	200,586
4,921	Novellus Systems, Inc. (b) (g)	103,587
26,815	NVIDIA Corporation (b) (g)	530,669
6,483	QLogic Corporation (b) (g)	99,514
8,347	Teradyne, Inc. (b)	103,670
64,016	Texas Instruments, Inc.	1,809,732
13,819	Xilinx, Inc. (g)	328,201
		13,773,221
Service - Data Processing (.2%)
24,582	Electronic Data Systems Corporation (g)	409,290
7,910	Fiserv, Inc. (b)	380,392
15,818	Intuit, Inc. (b) (g)	427,244
		1,216,926
Transportation (2.0%)
Air Freight (.9%)
8,258	CH Robinson Worldwide, Inc.	449,235
14,937	FedEx Corporation	1,384,212
49,925	United Parcel Service, Inc. (g)	3,645,524
		5,478,971
Airlines (.1%)
35,507	Southwest Airlines Company	440,287

Railroads (.9%)
14,286	Burlington Northern Santa Fe Corporation	1,317,455
19,469	CSX Corporation	1,091,627
18,164	Norfolk Southern Corporation	986,668
12,583	Union Pacific Corporation	1,577,657
		4,973,407
Transport Services (.1%)
10,288	Expeditors International Washington, Inc.	464,812

Trucking (—)
2,822	Ryder System, Inc.	171,888

Utilities (3.4%)
Electric Companies (3.3%)
8,071	Allegheny Energy, Inc.	407,586
10,088	Ameren Corporation	444,276
19,327	American Electric Power Company, Inc.	804,583
15,799	Centerpoint Energy, Inc.	225,452
10,810	CMS Energy Corporation	146,367
13,155	Consolidated Edison, Inc.	522,254
8,588	Constellation Energy Group, Inc.	758,063
27,745	Dominion Resources, Inc.	1,133,106
7,865	DTE Energy Company (g)	305,870
60,953	Duke Energy Corporation	1,088,011
15,726	Edison International	770,889
9,227	Entergy Corporation (g)	1,006,481
31,915	Exelon Corporation	2,593,732
14,713	FirstEnergy Corporation	1,009,606
19,662	FPL Group, Inc.	1,233,594
3,706	Integrys Energy Group, Inc.	172,848
13,228	NiSource, Inc.	228,051
9,643	Pepco Holdings, Inc.	238,375
17,123	PG&E Corporation	630,469
4,853	Pinnacle West Capital Corporation	170,243
18,007	PPL Corporation	826,881
12,547	Progress Energy, Inc.	523,210
24,541	Public Service Enterprise Group, Inc.	986,303
10,137	TECO Energy, Inc.	161,685

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Utilities—continued
32,302	The AES Corporation (b)	$538,474
36,851	The Southern Company (g)	1,312,264
20,713	Xcel Energy, Inc.	413,224
		18,651,897
Natural Gas (.1%)
2,143	Nicor, Inc.	71,812
12,612	Sempra Energy	671,967
		743,779
Total common stocks (cost: $277,011,855)		555,558,509

See accompanying notes to investments in securities.

				Market
Principal		Rate	Maturity	Value(a)
Short-Term Securities (10.1%)
Securities Lending Collateral (8.2%)
Commercial Paper (4.4%)
$1,389,436	Amstel Funding Corporation	2.850%	04/16/08	$1,387,786
1,206,824	Apreco, LLC (d)	3.100%	04/07/08	1,206,201
1,270,341	Atlantic Asset Securities Corporation (d)	2.800%	04/21/08	1,268,365
1,397,376	Cafco, LLC (d)	3.080%	04/07/08	1,396,658
1,429,134	Chariot Funding, LLC (d)	2.970%	04/14/08	1,427,601
1,397,376	Ciesco, LLC	3.080%	04/08/08	1,396,539
1,397,376	Clipper Receivables Company, LLC (d)	3.320%	04/01/08	1,397,376
1,397,376	Erasmus Capital Corporation (d)	3.090%	04/10/08	1,396,296
1,270,341	Eureka Securitization, Inc. (d)	2.900%	04/15/08	1,268,909
1,270,341	Fairway Finance Corporation (d)	2.900%	04/07/08	1,269,727
1,365,617	Galleon Capital, LLC (d)	2.880%	04/16/08	1,363,978
1,270,341	Gemini Securitization, Inc. (d)	2.850%	04/23/08	1,268,129
1,202,061	Kitty Hawk Funding Corporation (d)	3.130%	04/04/08	1,201,747
1,369,746	Old Line Funding, LLC (d)	2.790%	04/22/08	1,367,516
913,058	Park Avenue Receivables Corporation	3.150%	04/03/08	912,898
1,080,425	Ranger Funding Corporation (d)	2.710%	04/18/08	1,079,043
1,128,063	Thunder Bay Funding, Inc. (d)	2.750%	04/15/08	1,126,857
412,861	Variable Funding Capital Corporation (d)	3.020%	04/04/08	412,757
1,397,376	Versailles Companies, LLC (d)	3.450%	04/08/08	1,396,438
1,270,341	Yorktown Capital, LLC (d)	2.720%	04/03/08	1,270,150
				24,814,971
Corporate Notes (1.6%)
1,587,927	Dorada Finance, Inc. - 144A Issue (e)	4.571%	08/26/08	1,577,716
2,858,268	General Electric Capital Assurance Company	0.000%	06/16/08	2,858,268
1,587,927	Metropolitan Life Global Funding I - 144A Issue (e)	5.282%	11/06/08	1,587,457
1,587,927	Morgan Stanley	5.153%	10/15/08	1,587,122
1,270,341	SLM Corporation - 144A Issue (e)	5.232%	05/12/08	1,268,051
				8,878,614
Repurchase Agreements (2.2%)
2,223,098	Bank of America, Bank of New York and Wells Fargo Repurchase Agreement account; dated 03/31/08 rate 3.100%, due 04/01/08; proceeds $2,223,289 (Collateralized by Corporate Obligations due 04/15/10 - 08/15/49)			2,223,098
2,223,098	BNP Paribas, Bank of New York and Wells Fargo Repurchase Agreement account; dated 03/31/08 rate 3.040%, due 04/01/08; proceeds $2,223,286 (Collateralized by Corporate Obligations due 04/01/08 - 05/01/08)			2,223,098

See accompanying notes to investments in securities.

		Market
Principal		Value(a)
Securities Lending Collateral—continued
$2,223,098	JPMorgan Chase, Bank of New York and Wells Fargo Repurchase Agreement account; dated 03/31/08 rate 3.040%, due 04/01/08; proceeds $2,223,286 (Collateralized by U.S. Government Obligations due 06/15/28 - 04/01/47)	$2,223,098
3,593,226	Morgan Stanley, Bank of New York and Wells Fargo Repurchase Agreement account; dated 03/31/08 rate 2.500%, due 04/01/08; proceeds $3,593,476 (Collateralized by U.S. Government Obligations due 02/01/34 - 02/01/48)	3,593,226
2,223,098	The Goldman Sachs Group Inc, Bank of New York and Wells Fargo Repurchase Agreement account; dated 03/31/08 rate 3.000%, due 04/01/08; proceeds $2,223,283 (Collateralized by Corporate Obligations due 04/24/08 - 02/22/10)	2,223,098
		12,485,618
	Total securities lending collateral (cost: $46,159,233)	46,179,203

Shares
Investment Companies (1.9%)
2,000,000	SEI Daily Income Trust Treasury Fund, current rate 1.860%	2,000,000
8,769,026	Wells Fargo & Company, current rate 2.545%	8,769,026
	Total investment companies (cost: $10,769,026)	10,769,026
	Total short-term securities (cost: $56,928,259)	56,948,229
	Total investments in securities (cost: $333,940,114)(h)	$612,506,738
	Payable upon return of securities loaned (-8.2%)	(46,179,203)
	Cash and other assets in excess of liabilities (.1%)	579,823
	Total net assets (100%)	$566,907,358

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.
(b)	Non-income producing.
(c)	The Portfolio held 1.6% of net assets in foreign securities at March 31, 2008.
(d)

Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 3.7% of the Portfolio’s net assets at March 31, 2008.

(e)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)	Partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2008, securities with an aggregate market value of $1,299,250 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Depreciation
S&P 500® EMINI	June 2008	154	Long	$41,110

(g)	Securities (or a portion of securities) on loan as of March 31, 2008.
(h)	At March 31, 2008 the cost of securities for federal income tax purposes was $337,709,984. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$299,795,755
Gross unrealized depreciation	(24,999,001)
Net unrealized appreciation	$274,796,754

See accompanying notes to investments in securities.

International Bond Portfolio

Investments in Securities

March 31, 2008

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal(b)		Coupon	Maturity	Value(a)
Long-Term Debt Securities (93.8%)
Argentina (2.0%)
Government (2.0%)
$3,690,000	Republic of Argentina (USD) (d)	3.092%	08/03/12	$1,967,450

Australia (1.7%)
Government (1.7%)
1,800,000	Queensland Treasury Corporation (AUD)	6.000%	07/14/09	1,626,277

Austria (4.4%)
Banks (4.4%)
4,200,000	Oesterreichische Kontrollbank AG (CHF)	2.750%	06/14/11	4,245,204

Barbados (4.4%)
Supra National Bank (4.4%)
420,000,000	European Investment Bank (JPY) (d)	0.750%	09/21/11	4,219,047

Brazil (5.2%)
Government (5.2%)
190,000	Nota Do Tesouro Nacional (BRL) (f)	6.000%	05/15/15	1,687,428
200,000	Nota Do Tesouro Nacional (BRL) (f)	6.000%	05/15/45	1,736,854
330,000	Nota Do Tesouro Nacional (BRL) (f)	10.000%	01/01/17	1,582,540
				5,006,822
Canada (4.9%)
Government (4.9%)
3,170,000	Canadian Government Bond (CAD)	4.250%	12/01/08	3,124,121
2,280,000	Province of Ontario Canada (NZD)	6.250%	06/16/15	1,656,789
				4,780,910
Egypt (4.5%)
Government (4.5%)
22,500,000	Egypt Treasury Bill (EGP) (c) (f)	6.340%	03/10/09	3,839,613
2,800,000	Egypt Treasury Bill (EGP) (c) (f)	8.429%	03/31/09	475,748
				4,315,361
France (4.3%)
Government (4.3%)
2,600,000	France Government Bond (EUR)	4.250%	10/25/17	4,155,149

Indonesia (1.8%)
Government (1.8%)
18,400,000,000	Indonesia Government Bond (IDR)	10.250%	07/15/27	1,715,274

Iraq (.8%)
Government (.8%)
$1,160,000	Republic of Iraq (USD)	5.800%	01/15/28	814,900

Japan (4.6%)
Government (4.6%)
240,000,000	Japan Government Bond (JPY)	0.800%	01/15/09	2,414,716
205,200,000	Japan Government Bond (JPY)	0.800%	12/20/10	2,076,399
				4,491,115

See accompanying notes to investments in securities.

				Market
Principal(b)		Coupon	Maturity	Value(a)
Malaysia (10.2%)
Government (10.2%)
30,750,000	Malaysian Government Bond (MYR)	3.756%	04/28/11	$9,700,522
660,000	Malaysian Government Bond (MYR)	3.814%	02/15/17	206,264
				9,906,786
Mexico (7.2%)
Government (7.2%)
7,150,000	Mexican Bonos (MXN)	8.000%	12/19/13	688,884
26,500,000	Mexican Bonos (MXN)	8.000%	12/17/15	2,568,363
2,400,000	Mexican Bonos (MXN)	9.000%	12/20/12	239,424
30,000,000	Mexican Bonos (MXN)	10.000%	12/05/24	3,463,897
				6,960,568
Netherlands (2.0%)
Government (2.0%)
1,180,000	Netherlands Government Bond (EUR)	4.500%	07/15/17	1,933,197

Norway (8.8%)
Finance - Diversified (4.2%)
400,000,000	Eksportfinans AS (JPY)	1.800%	06/21/10	4,103,513
Government (4.6%)
22,690,000	Norwegian Government Bond (NOK)	5.500%	05/15/09	4,483,022
				8,586,535
Poland (4.5%)
Government (4.5%)
4,000,000	Poland Government Bond (PLN)	4.750%	04/25/12	1,710,690
5,900,000	Poland Government Bond (PLN)	5.750%	09/23/22	2,594,777
				4,305,467
Singapore (3.4%)
Government (3.4%)
4,400,000	Singapore Government Bond (SGD)	4.375%	01/15/09	3,278,014

South Korea (8.8%)
Government (8.8%)
4,180,000,000	Korea Treasury Bond (KRW)	5.250%	09/10/12	4,241,813
4,120,000,000	Korea Treasury Bond (KRW)	5.500%	09/10/17	4,229,695
				8,471,508
Sweden (10.3%)
Government (10.3%)
58,500,000	Sweden Government Bond (SEK)	5.000%	01/28/09	9,928,313
	Total long-term debt securities (cost: $86,677,417)			90,707,897

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Short-Term Security (5.5%)
$4,700,000	Federal Home Loan Bank	1.500%	04/01/08	$4,699,804

Shares
Investment Company (.6%)
616,906	Dreyfus Treasury Cash Management Fund, current rate 2.540%	616,906
	Total short-term security (cost: $5,316,710)	5,316,710
	Total purchased options (cost: $5,130)(e)	2,348
	Total investments in securities (cost: $91,999,257)(g)	$96,026,955
	Cash and other assets in excess of liabilities (.7%)	704,474
	Total net assets (100%)	$96,731,429

See accompanying notes to investments in securities.

Forward Foreign Currency Contracts

On March 31, 2008, International Bond Portfolio had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements.  The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation
07/28/08	3,400,000	MXN	305,412	USD	$—	$14,103
12/08/08	3,959,010	RON	8,514,000	NOK	—	288,175
12/08/08	2,829,758	USD	3,100,000	CHF	286,446	—
12/08/08	2,973,072	USD	382,337,000	KZT	105,133	—
12/09/08	26,728,093	MXN	1,181,649,000	CLP	192,871	—
12/09/08	9,103,901	MXN	2,357,000	PEN	2,975	—
12/10/08	26,829,994	MXN	93,744,000	INR	—	212,662
12/15/08	1,777,896	NZD	51,754,553	INR	—	107,788
01/20/09	2,345,736	CHF	2,169,507	USD	—	186,990
01/20/09	4,300,000	USD	4,691,472	CHF	412,995	—
01/26/09	1,750,000	USD	182,560,000	JPY	105,994	—
01/29/09	306,142	EUR	444,632	USD	—	31,054
01/29/09	771,256	EUR	1,124,452	USD	—	73,930
01/29/09	771,256	EUR	1,125,455	USD	—	72,927
02/04/09	316,276	EUR	463,850	USD	—	27,442
02/06/09	9,891,363	MXN	873,255	USD	—	56,258
02/12/09	505,353	RON	3,334,572	CZK	5,641	—
02/12/09	506,004	RON	3,333,251	CZK	5,295	—
02/12/09	506,329	RON	3,338,430	CZK	5,490	—
02/12/09	405,583	RON	2,660,868	CZK	3,565	—
02/17/09	703,051	RON	4,652,862	CZK	9,375	—
02/19/09	491,501	EUR	709,998	USD	—	52,943
02/20/09	4,300,023,000	KRW	4,946,820	CHF	623,678	—
02/20/09	4,300,023,000	KRW	4,515,882	USD	172,109	—
02/23/09	652,020	EUR	100,510,187	JPY	10,929	—
02/23/09	326,010	EUR	50,218,906	JPY	5,096	—
02/23/09	652,020	EUR	100,073,334	JPY	6,484	—
02/23/09	326,010	EUR	50,129,580	JPY	4,187	—
02/23/09	652,020	EUR	946,961	USD	—	64,956
02/23/09	652,020	EUR	948,037	USD	—	63,881
02/23/09	326,010	EUR	474,477	USD	—	31,482
02/23/09	326,010	EUR	473,735	USD	—	32,224
02/25/09	326,010	EUR	50,212,060	JPY	5,111	—
02/25/09	652,020	EUR	100,385,325	JPY	9,826	—
02/25/09	326,010	EUR	50,220,210	JPY	5,194	—
02/25/09	652,020	EUR	952,927	USD	—	58,895
02/26/09	652,020	EUR	99,998,351	JPY	5,972	—
02/26/09	652,020	EUR	954,094	USD	—	57,680
02/26/09	623,361	EUR	911,478	USD	—	55,824
02/26/09	652,020	EUR	952,438	USD	—	59,336

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation
02/26/09	90,000	USD	11,628,000	KZT	$2,731	$—
02/27/09	326,010	EUR	50,836,369	JPY	11,549	—
02/27/09	326,010	EUR	50,820,395	JPY	11,386	—
02/27/09	652,020	EUR	101,357,487	JPY	19,889	—
02/27/09	326,010	EUR	50,818,439	JPY	11,366	—
02/27/09	652,020	EUR	101,288,047	JPY	19,182	—
02/27/09	326,010	EUR	50,532,528	JPY	8,456	—
02/27/09	326,010	EUR	50,559,261	JPY	8,728	—
02/27/09	326,010	EUR	486,130	USD	—	19,733
02/27/09	621,295	EUR	926,227	USD	—	37,824
02/27/09	652,020	EUR	965,345	USD	—	46,381
02/27/09	978,029	EUR	1,439,577	USD	—	78,011
02/27/09	652,020	EUR	960,135	USD	—	51,591
02/27/09	652,020	EUR	957,785	USD	—	53,942
02/27/09	326,010	EUR	481,712	USD	—	24,151
02/27/09	652,020	EUR	960,751	USD	—	50,975
02/27/09	502,361	RON	3,254,797	CZK	3,268	—
02/27/09	120,000	USD	15,492,000	KZT	3,531	—
02/27/09	45,000	USD	5,793,750	KZT	1,198	—
02/27/09	270,000	USD	34,766,820	KZT	7,225	—
02/27/09	94,732	USD	12,201,462	KZT	2,561	—
03/03/09	326,010	EUR	489,217	USD	—	16,550
03/03/09	326,010	EUR	488,135	USD	—	17,633
03/04/09	326,010	EUR	488,216	USD	—	17,527
03/04/09	326,010	EUR	487,010	USD	—	18,734
03/04/09	326,010	EUR	487,835	USD	—	17,909
03/09/09	326,010	EUR	50,139,686	JPY	4,877	—
03/09/09	326,010	EUR	491,004	USD	—	14,620
03/10/09	244,508	EUR	37,481,854	JPY	2,437	—
03/10/09	326,010	EUR	492,585	USD	—	13,015
03/17/09	326,010	EUR	498,181	USD	—	7,252
					$2,102,750	$2,034,398

See accompanying notes to investments in securities.

Currency Legend

AUD	Austrialian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Republic of Korea Won
KZT	Kazkhstan Tenge
MYR	Malaysian Ringgit
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	For zero coupon issues (stripes) the interest rate represents the yield to maturity at March 31, 2008.
(d)	Variable rate securities.
(e)	Purchased options outstanding as of March 31, 2008 were as follows:

Holdings of Open Purchased Options

Type	Exercise Price		Expiration	Notional Amount	Cost	Market Value
Call – Brazilian Real versus U.S. dollar	BRL	1.90	April 2008	$100,000	$1,380	$83
Call – Brazilian Real versus U.S. dollar		2.05	January 2009	100,000	3,750	2,265
				$200,000	$5,130	$2,348

(f)	This security is being fair-valued according to procedures approved by the Board of Directors.
(g)	At March 31, 2008 the cost of securities for federal income tax purposes was $92,016,846. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$4,794,722
Gross unrealized depreciation	(784,613)
Net unrealized appreciation	$4,010,109

Index 400 Mid-Cap Portfolio

Investments in Securities

March 31, 2008

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (97.6%)
Basic Materials (7.5%)
Chemicals (3.7%)
12,210	Airgas, Inc.	$555,189
11,231	Albemarle Corporation	410,156
9,634	Cabot Corporation	269,752
7,162	CF Industries Holdings, Inc.	742,126
35,817	Chemtura Corporation	262,898
6,207	Cytec Industries, Inc.	334,247
6,450	Ferro Corporation	95,847
11,121	FMC Corporation	617,104
10,127	Lubrizol Corporation	562,150
2,857	Minerals Technologies, Inc.	179,420
11,044	Olin Corporation	218,229
18,027	RPM International, Inc.	377,485
7,078	Sensient Technologies Corporation	208,730
13,436	Terra Industries, Inc. (b) (g)	477,381
6,567	The Scotts Miracle-Gro Company	212,902
14,830	Valspar Corporation	294,227
		5,817,843
Construction (.4%)
6,107	Martin Marietta Materials, Inc. (g)	648,380

Iron and Steel (1.4%)
7,288	Carpenter Technology	407,910
6,686	Cleveland-Cliffs, Inc.	801,117
27,914	Steel Dynamics, Inc.	922,279
		2,131,306
Manufacturing (.1%)
4,330	Mine Safety Appliances Company (g)	178,353

Metal Fabrication (.7%)
17,257	Commercial Metals Company	517,192
9,323	Reliance Steel & Aluminum	558,075
		1,075,267
Paper and Forest (1.2%)
15,259	Louisiana-Pacific Corporation	140,078
13,605	Packaging Corporation of America	303,800
5,801	Potlatch Corporation	239,407
11,605	Rayonier, Inc.	504,121
14,726	Sonoco Products Company	421,606
15,731	Temple-Inland, Inc.	200,098
		1,809,110
Capital Goods (11.0%)
Aerospace/Defense (.5%)
13,777	BE Aerospace, Inc. (b)	481,506
6,123	DRS Technologies, Inc.	356,848
		838,354
Electrical Equipment (.7%)
8,507	Energizer Holdings, Inc. (b)	769,713
8,426	Hubbell, Inc.	368,132
		1,137,845
Engineering/Construction (1.5%)
6,025	Dycom Industries, Inc. (b)	72,360
4,843	Granite Construction, Inc.	158,415
15,978	Joy Global, Inc.	1,041,126
25,322	Quanta Services, Inc. (b) (g)	586,711
12,354	URS Corporation (b)	403,852
		2,262,464
Hardware and Tools (.2%)
11,415	Kennametal, Inc.	335,943

Machinery (2.2%)
13,561	AGCO Corporation (b)	812,033
8,486	Flowserve Corporation	885,769
8,987	Graco, Inc. (g)	325,869
12,077	IDEX Corporation	370,643
6,360	Lincoln Electric Holdings, Inc.	410,156
7,207	Wabtec Corporation	271,416
9,840	Zebra Technologies Corporation (b)	327,869
		3,403,755
Manufacturing (4.3%)
15,860	Ametek, Inc.	696,413

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Capital Goods–continued
10,112	Aptargroup, Inc.	$393,660
8,880	Carlisle Companies, Inc.	296,947
7,602	Crane Company	306,741
10,427	Donaldson Company, Inc.	420,000
7,073	Federal Signal Corporation	98,739
12,507	Harsco Corporation	692,638
3,116	Lancaster Colony Corporation	124,515
4,591	Matthews International Corporation - Class A	221,516
4,981	Nordson Corporation	268,227
14,697	Pentair, Inc.	468,834
13,220	Roper Industries, Inc.	785,797
7,893	SPX Corporation	827,976
5,791	Teleflex, Inc.	276,289
7,114	The Brink’s Company	477,919
12,049	Trinity Industries, Inc. (g)	321,106
		6,677,317
Metal Fabrication (.4%)
14,182	Timken Company	421,489
9,780	Worthington Industries, Inc. (g)	164,989
		586,478
Trucks and Parts (.3%)
10,986	Oshkosh Corporation	398,572

Waste Management (.9%)
23,365	Republic Services, Inc.	683,193
12,950	Stericycle, Inc. (b)	666,925
		1,350,118
Communication Services (2.2%)
Broadcasting (.3%)
11,656	Lamar Advertising Company (b) (g)	418,800

Communications Equipment (.2%)
11,454	Neustar, Inc. - Class A (b) (g)	303,302

Telecommunication (1.2%)
17,421	ADC Telecommunications, Inc. (b)	210,446
8,332	Adtran, Inc.	154,142
9,957	CommScope, Inc. (b)	346,803
20,206	Harris Corporation	980,597
7,231	Plantronics, Inc.	139,631
43,157	RF Micro Devices, Inc. (b) (g)	114,798
		1,946,417
Telephone (.5%)
36,766	Cincinnati Bell, Inc. (b)	156,623
15,753	Telephone & Data Systems, Inc.	618,621
		775,244
Consumer Cyclical (12.0%)
Auto (.9%)
10,780	ArvinMeritor, Inc. (g)	134,858
17,230	BorgWarner, Inc.	741,407
11,429	Lear Corporation (b) (g)	296,125
4,836	Modine Manufacturing Company	70,074
5,093	Thor Industries, Inc. (g)	151,619
		1,394,083
Distribution Durables (.9%)
18,542	Fastenal Company (g)	851,634
7,039	MSC Industrial Direct Company	297,398
8,042	Tech Data Corporation (b)	263,778
		1,412,810
Entertainment (.3%)
4,529	International Speedway Corporation	186,595
8,004	Macrovision Corporation (b) (g)	108,054
6,612	NetFlix.com, Inc. (b) (g)	229,106
		523,755
Food & Health (.2%)
8,310	NBTY, Inc. (b) (g)	248,885

Home Builders (.9%)
5,461	Hovnanian Enterprises, Inc. (b) (g)	57,887
5,181	MDC Holdings, Inc. (g)	226,876
804	NVR, Inc. (b) (g)	480,390

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical–continued
6,252	Ryland Group, Inc.	$205,628
19,007	Toll Brothers, Inc. (b) (g)	446,284
		1,417,065
Houseware (—)
7,179	Furniture Brands International, Inc. (g)	83,994

Leisure (.1%)
9,811	Callaway Golf Company	144,026

Lodging - Hotel (.1%)
8,313	Boyd Gaming Corporation (g)	166,260

Office Equipment (.3%)
8,380	Herman Miller, Inc.	205,897
6,552	HNI Corporation (g)	176,183
		382,080
Publishing (.4%)
2,518	AH Belo Corporation - Class A (b)	28,781
13,018	Belo Corporation	137,600
6,660	John Wiley & Sons, Inc. - Class A	264,402
5,933	Lee Enterprises, Inc. (g)	59,389
3,383	Media General, Inc. (g)	47,430
3,871	Scholastic Corporation (b)	117,175
		654,777
Retail (5.4%)
6,948	99 Cents Only Stores (b)	68,716
13,991	Advance Auto Parts, Inc.	476,394
9,908	Aeropostale, Inc. (b)	268,606
31,672	American Eagle Outfitters, Inc.	554,577
7,725	American Greetings Corporation	143,299
9,082	AnnTaylor Stores Corporation (b)	219,603
7,121	Barnes & Noble, Inc.	218,259
9,487	BJ’s Wholesale Club, Inc. (b)	338,591
8,696	Borders Group, Inc. (g)	51,046
32,324	CarMax, Inc. (b) (g)	627,732
17,274	Charming Shoppes, Inc. (b) (g)	83,433
26,075	Chico’s FAS, Inc. (b)	185,393
8,870	Coldwater Creek, Inc. (b) (g)	44,794
9,696	Collective Brands, Inc. (b)	117,516
10,314	Copart, Inc. (b)	399,771
12,324	Dick’s Sporting Goods, Inc. (b) (g)	330,037
13,611	Dollar Tree, Inc. (b)	375,527
22,866	Foot Locker, Inc.	269,133
8,094	Guess?, Inc.	327,564
17,081	O’Reilly Automotive, Inc. (b)	487,150
10,469	Pacific Sunwear of California, Inc. (b)	132,014
19,044	PetSmart, Inc.	389,259
6,524	Regis Corporation	179,345
20,054	Ross Stores, Inc.	600,818
20,981	Saks, Inc. (b) (g)	261,633
6,681	The Warnaco Group, Inc. (b)	263,499
7,207	Timberland Company (b)	98,952
16,711	Urban Outfitters, Inc. (b)	523,890
13,033	Williams-Sonoma, Inc. (g)	315,920
		8,352,471
Service (1.2%)
15,333	Avis Budget Group, Inc. (b)	162,836
18,496	Corrections Corporation of America (b)	509,010
7,061	Getty Images, Inc. (b)	225,952
6,665	Harte-Hanks, Inc. (g)	91,111
6,270	Rollins, Inc.	110,916
9,679	Scientific Games Corporation (b)	204,324
9,987	Sotheby’s	288,724
14,498	ValueClick, Inc. (b) (g)	250,090
		1,842,963

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical–continued
Special Services (.4%)
5,178	Corporate Executive Board Company	$209,605
38,755	Service Corporation International	392,976
		602,581
Textiles (.9%)
14,097	Hanesbrands, Inc. (b)	411,632
8,201	Mohawk Industries, Inc. (b) (g)	587,274
8,362	Phillips-Van Heusen	317,087
		1,315,993
Consumer Staples (5.3%)
Beverage (.4%)
8,976	Hansen Natural Corporation (b) (g)	316,853
8,760	PepsiAmericas, Inc.	223,643
		540,496
Broadcasting (—)
3,905	Entercom Communications Corporation (g)	38,777

Food (1.2%)
10,935	Corn Products International, Inc.	406,126
10,641	Hormel Foods Corporation	443,304
17,308	Smithfield Foods, Inc. (b)	445,854
8,239	The JM Smucker Company	416,976
3,971	Tootsie Roll Industries, Inc. (g)	100,060
		1,812,320
Household Products (.6%)
3,572	Blyth, Inc.	70,440
9,825	Church & Dwight Company, Inc. (g)	532,908
9,122	Tupperware Brands Corporation	352,839
		956,187
Personal Care (.2%)
12,567	Alberto-Culver Company	344,462

Restaurants (.9%)
4,580	Bob Evans Farms, Inc. (g)	126,362
14,975	Brinker International, Inc.	277,786
3,268	CBRL Group, Inc.	116,896
4,882	Chipotle Mexican Grill, Inc. (b) (g)	553,765
7,655	Ruby Tuesday, Inc. (g)	57,412
10,211	The Cheesecake Factory (b) (g)	222,498
		1,354,719
Retail (.1%)
5,502	Ruddick Corporation	202,804

Service (1.7%)
13,388	Career Education Corporation (b) (g)	170,295
12,596	Corinthian Colleges, Inc. (b) (g)	91,069
8,873	DeVry, Inc.	371,246
4,348	ITT Educational Services, Inc. (b) (g)	199,704
3,213	Kelly Services, Inc.	66,059
6,866	Korn/Ferry International (b) (g)	116,035
11,796	Manpower, Inc.	663,643
14,124	MPS Group, Inc. (b)	166,946
9,875	Rent-A-Center, Inc. (b)	181,206
2,136	Strayer Education, Inc. (g)	325,740
11,245	United Rentals, Inc. (b)	211,856
7,112	Valassis Communications, Inc. (b) (g)	77,165
		2,640,964
Tobacco (.2%)
4,025	Universal Corporation	263,758

Energy (11.2%)
Mining (.6%)
21,309	Arch Coal, Inc.	926,942

Oil & Gas (6.8%)
4,973	Bill Barrett Corporation (b) (g)	234,974
12,254	Cimarex Energy Company	670,784

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Energy–continued
36,295	Denbury Resources, Inc. (b)	$1,036,222
7,905	Encore Acquisition Company (b)	318,413
13,087	Forest Oil Corporation (b)	640,740
15,324	Frontier Oil Corporation	417,732
15,345	Helmerich & Payne, Inc.	719,220
19,465	Newfield Exploration Company (b) (f)	1,028,725
22,800	Patterson-UTI Energy, Inc.	596,904
17,673	Pioneer Natural Resources Company	868,098
16,698	Plains Exploration & Production Company (b)	887,332
24,741	Pride International, Inc. (b)	864,698
15,212	Quicksilver Resources, Inc. (b) (g)	555,694
50,618	Southwestern Energy Company (b)	1,705,320
		10,544,856
Oil & Gas Services (2.3%)
9,667	Exterran Holdings, Inc. (b)	623,908
19,237	FMC Technologies, Inc. (b) (g)	1,094,393
18,512	Grant Prideco, Inc. (b)	911,161
11,957	Superior Energy Services (b)	473,736
8,122	Tidewater, Inc.	447,603
		3,550,801
Pipelines (1.0%)
18,082	Equitable Resources, Inc.	1,065,030
12,364	National Fuel Gas Company	583,704
		1,648,734
Service (.5%)
25,125	KBR, Inc.	696,716

Financial (15.1%)
Auto Finance (.1%)
16,964	AmeriCredit Corporation (b) (g)	170,827

Banks (2.9%)
18,847	Associated Banc-Corp	501,896
7,135	Bank of Hawaii Corporation	353,611
7,309	Cathay General Bancorp (g)	151,516
5,977	City National Corporation	295,622
8,689	Cullen/Frost Bankers, Inc.	460,865
3,520	First Community Bancorp, Inc.	94,512
11,913	FirstMerit Corporation	246,123
11,974	IndyMac Bancorp, Inc. (g)	59,391
4,810	SVB Financial Group (b) (g)	209,908
48,856	Synovus Financial Corporation	540,347
16,080	TCF Financial Corporation	288,154
23,395	The Colonial BancGroup, Inc. (g)	225,294
12,946	Washington Federal, Inc.	295,687
7,768	Webster Financial Corporation	216,494
4,302	Westamerica Bancorporation (g)	226,285
10,022	Wilmington Trust Corporation	311,684
		4,477,389
Commercial Services (.1%)
7,608	Deluxe Corporation	146,150

Finance - Diversified (.4%)
17,119	Eaton Vance Corporation	522,301
6,764	Navigant Consulting, Inc. (b) (g)	128,381
		650,682
Insurance (4.0%)
10,596	American Financial Group, Inc. (g)	270,834
13,625	Arthur J Gallagher & Company	321,822
16,873	Brown & Brown, Inc.	293,253
6,422	Commerce Group, Inc.	231,577
9,306	Everest Re Group, Ltd. (c)	833,166

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial–continued
31,553	Fidelity National Financial, Inc.	$578,366
13,619	First American Corporation	462,229
7,684	Hanover Insurance Group, Inc.	316,120
17,067	HCC Insurance Holdings, Inc.	387,250
6,014	Horace Mann Educators Corporation	105,125
5,266	Mercury General Corporation	233,336
34,116	Old Republic International Corporation	440,438
10,395	Protective Life Corporation	421,621
11,901	Radian Group, Inc. (g)	78,190
7,255	Stancorp Financial Group, Inc.	346,136
12,008	The PMI Group, Inc.	69,887
7,669	Unitrin, Inc.	271,022
22,974	WR Berkley Corporation	636,150
		6,296,522
Investment Bankers/Brokers (.8%)
17,659	Apollo Investment Corporation (g)	279,542
16,582	Jefferies Group, Inc.	267,468
14,215	Raymond James Financial, Inc.	326,661
12,763	Waddell & Reed Financial, Inc.	410,075
		1,283,746
Real Estate Investment Management (.2%)
4,704	Jones Lang Lasalle, Inc.	363,807

Real Estate Investment Trust - Apartments (.8%)
7,547	BRE Properties, Inc.	343,841
7,800	Camden Property Trust	391,560
19,739	UDR, Inc. (g)	484,000
		1,219,401
Real Estate Investment Trust - Diversified (.7%)
5,465	Cousins Properties, Inc. (g)	135,040
21,657	Duke Realty Corporation	493,996
13,627	Liberty Property Trust	423,936
		1,052,972
Real Estate Investment Trust - Health Care (.7%)
13,139	Health Care REIT, Inc. (g)	592,963
14,098	Nationwide Health Properties, Inc. (g)	475,808
		1,068,771
Real Estate Investment Trust - Hotels (.3%)
13,899	Hospitality Properties Trust	472,844

Real Estate Investment Trust - Office Property (.7%)
4,740	Alexandria Real Estate Equities, Inc.	439,493
8,462	Highwoods Properties, Inc.	262,914
9,725	Mack-Cali Realty Corporation	347,280
		1,049,687
Real Estate Investment Trust - Regional Mall (.5%)
10,708	The Macerich Company	752,451

Real Estate Investment Trust - Shopping Centers (1.5%)
5,470	Equity One, Inc. (g)	131,116
8,697	Federal Realty Investment Trust	677,931
14,993	Realty Income Corporation	384,121
10,301	Regency Centers Corporation	667,093
11,038	Weingarten Realty Investors	380,149
		2,240,410
Real Estate Investment Trust - Warehouse/Industrial (.5%)
14,492	AMB Property Corporation	788,655

Savings and Loans (.9%)
12,085	Astoria Financial Corporation	328,229
15,455	First Niagara Financial Group, Inc.	210,033
48,085	New York Community Bancorp, Inc. (g)	876,109
		1,414,371

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Health Care (11.7%)
Biotechnology (1.8%)
10,262	Affymetrix, Inc. (b) (g)	$178,661
10,092	Charles River Laboratories International, Inc. (b)	594,822
6,842	Invitrogen Corporation (b)	584,786
48,087	Millennium Pharmaceuticals, Inc. (b)	743,425
17,294	PDL BioPharma, Inc. (b)	183,143
19,682	Vertex Pharmaceuticals, Inc. (b)	470,203
		2,755,040
Drugs (1.8%)
10,016	Cephalon, Inc. (b) (g)	645,030
19,857	Endo Pharmaceuticals Holdings, Inc. (b)	475,377
8,342	Medicis Pharmaceutical	164,254
5,115	Par Pharmaceutical Companies, Inc. (b)	88,950
11,493	Perrigo Company	433,631
15,546	Pharmaceutical Product Development, Inc.	651,377
16,583	Sepracor, Inc. (b)	323,700
13,468	Valeant Pharmaceuticals International (b) (g)	172,794
		2,955,113
Hospital Management (1.1%)
14,302	Community Health Systems, Inc. (b) (g)	480,118
35,996	Health Management Associates, Inc. (b)	190,419
4,427	Kindred Healthcare, Inc. (b)	96,818
8,320	LifePoint Hospitals, Inc. (b)	228,550
8,157	Psychiatric Solutions, Inc. (b) (g)	276,685
7,612	Universal Health Services, Inc.	408,688
		1,681,278
Managed Care (.5%)
16,328	Health Net, Inc. (b)	502,902
6,173	Wellcare Health Plans, Inc. (b)	240,438
		743,340
Medical Products/Supplies (5.4%)
8,984	Advanced Medical Optics, Inc. (b) (g)	182,375
9,282	Beckman Coulter, Inc.	599,153
22,344	Dentsply International, Inc.	862,478
8,392	Edwards Lifesciences Corporation (b)	373,864
7,990	Gen-Probe, Inc. (b)	385,118
13,268	Henry Schein, Inc. (b)	761,583
9,214	Hillenbrand Industries, Inc.	440,429
18,913	Hologic, Inc. (b) (g)	1,051,563
5,719	Intuitive Surgical, Inc. (b)	1,854,958
8,011	Kinetic Concepts, Inc. (b)	370,349
11,499	ResMed, Inc. (b)	485,028
9,187	STERIS Corporation	246,487
5,777	Techne Corporation (b)	389,139
12,538	VCA Antech, Inc. (b)	342,914
		8,345,438
Personal Care (.1%)
4,984	Life Time Fitness, Inc. (b) (g)	155,551

Special Services (1.0%)
6,483	Apria Healthcare Group, Inc. (b)	128,039
9,494	Covance, Inc. (b)	787,717
10,834	Lincare Holdings, Inc. (b) (g)	304,544
18,025	Omnicare, Inc.	327,334
		1,547,634
Technology (13.2%)
Computer Hardware (.6%)
4,573	Imation Corporation (g)	103,990
32,862	Western Digital Corporation (b) (g)	888,588
		992,578

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Technology–continued
Computer Networking (.8%)
59,538	3COM Corporation (b)	$136,342
11,714	Alliance Data Systems Corporation (b) (g)	556,532
22,208	Foundry Networks, Inc. (b)	257,169
12,999	Polycom, Inc. (b)	292,997
		1,243,040
Computer Peripherals (.1%)
6,764	Avocent Corporation (b)	114,312

Computer Services & Software (5.3%)
5,322	ACI Worldwide, Inc. (b) (g)	106,014
43,507	Activision, Inc. (b)	1,188,176
10,036	Acxiom Corporation	119,127
2,662	Advent Software, Inc. (b) (g)	113,454
41,182	Cadence Design Systems, Inc. (b)	439,824
9,882	Cerner Corporation (b) (g)	368,401
10,045	ChoicePoint, Inc. (b)	478,142
5,085	CSG Systems International, Inc. (b)	57,816
6,007	Digital River, Inc. (b) (g)	186,037
8,401	Dun & Bradstreet Corporation	683,673
12,573	F5 Networks, Inc. (b)	228,451
9,626	Gartner, Inc. (b) (g)	186,167
11,766	Global Payments, Inc.	486,642
21,982	Ingram Micro, Inc. - Class A (b)	347,975
24,025	McAfee, Inc. (b)	794,987
13,283	Mentor Graphics Corporation (b) (g)	117,289
13,226	Metavante Technologies, Inc. (b)	264,388
8,501	National Instruments Corporation	222,216
15,821	Palm, Inc. (g)	79,105
17,169	Parametric Technology Corporation (b) (g)	274,361
18,707	SEI Investments Company	461,876
6,357	SRA International, Inc. - Class A (b)	154,539
13,201	Sybase, Inc. (b)	347,186
21,002	Synopsys, Inc. (b)	476,955
11,370	Wind River Systems, Inc. (b) (g)	88,004
		8,270,805
Computer Systems (.8%)
9,739	Diebold, Inc.	365,699
11,281	Jack Henry & Associates, Inc.	278,302
25,820	NCR Corporation (b)	589,471
		1,233,472
Electrical Defense (.3%)
4,855	Alliant Techsystems, Inc. (b)	502,638

Electrical Equipment (.4%)
21,321	Gentex Corporation	365,655
12,432	KEMET Corporation (b)	50,225
27,583	Vishay Intertechnology, Inc. (b)	249,902
		665,782
Electrical Instruments (1.0%)
26,210	Amphenol Corporation	976,322
7,570	Thomas & Betts Corporation (b)	275,321
4,484	Varian, Inc. (b)	259,713
		1,511,356
Electronic Components - Semiconductor (2.3%)
65,712	Atmel Corporation (b)	228,678
12,947	Cree, Inc. (b) (g)	361,998
22,605	Cypress Semiconductor Corporation (b)	533,704
18,435	Fairchild Semiconductor International, Inc. (b)	219,745
28,144	Integrated Device Technology, Inc. (b)	251,326
10,734	International Rectifier Corporation (b)	230,781

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Technology–continued
18,749	Intersil Corporation	$481,287
18,429	Lam Research Corporation (b) (g)	704,356
9,507	Semtech Corporation (b) (g)	136,235
7,794	Silicon Laboratories, Inc. (b)	245,823
21,167	Triquint Semiconductor, Inc. (b)	107,105
		3,501,038
Electronics - Computer Distribution (.9%)
18,202	Arrow Electronics, Inc. (b)	612,497
22,257	Avnet, Inc. (b)	728,472
		1,340,969
Service - Data Processing (.7%)
20,724	Broadridge Financial Solutions, Inc.	364,742
7,475	DST Systems, Inc. (b) (g)	491,406
7,203	Fair Isaac Corporation (g)	155,009
		1,011,157
Transportation (1.7%)
Airlines (.2%)
13,603	Airtran Holdings, Inc. (b) (g)	89,780
5,632	Alaska Air Group, Inc. (b) (g)	110,500
26,886	JetBlue Airways Corporation (b) (g)	155,939
		356,219
Railroads (.3%)
11,416	Kansas City Southern (b) (g)	457,896

Shipping (.4%)
6,128	Alexander & Baldwin, Inc.	263,994
4,017	Overseas Shipholding Group, Inc.	281,351
		545,345
Transport Services (.1%)
8,407	YRC Worldwide, Inc. (b) (g)	110,300

Trucking (.7%)
6,713	Con-way, Inc.	332,159
7,090	GATX Corporation	277,006
12,738	JB Hunt Transport Services, Inc. (g)	400,355
6,586	Werner Enterprises, Inc. (g)	122,236
		1,131,756
Utilities (6.7%)
Electric Companies (5.0%)
16,819	Alliant Energy Corporation	588,833
55,650	Aquila, Inc. (b)	178,636
5,598	Black Hills Corporation	200,296
16,816	DPL, Inc. (g)	431,162
23,433	Energy East Corporation	565,204
12,771	Great Plains Energy, Inc.	314,805
12,371	Hawaiian Electric Industries, Inc. (g)	295,296
6,671	Idacorp, Inc. (g)	214,206
27,009	MDU Resources Group, Inc.	663,071
22,967	Northeast Utilities	563,610
15,810	NSTAR	481,098
13,590	OGE Energy Corporation	423,600
11,372	PNM Resources, Inc.	141,809
19,196	Puget Energy, Inc.	496,601
17,270	SCANA Corporation	631,737
34,622	Sierra Pacific Resources	437,276
14,469	Westar Energy, Inc.	329,459
17,310	Wisconsin Energy Corporation	761,467
		7,718,166
Natural Gas (1.5%)
11,315	AGL Resources, Inc.	388,331
10,611	Energen Corporation	661,065
15,404	Oneok, Inc.	687,481
11,303	Vectren Corporation	303,259
7,322	WGL Holdings, Inc.	234,743
		2,274,879
Water Utilities (.2%)
19,750	Aqua America, Inc. (g)	370,905

Total common stocks (cost: $141,789,672)		151,143,839

See accompanying notes to investments in securities.

				Market
Principal		Rate	Maturity	Value(a)
Short-Term Securities (19.4%)
Securities Lending Collateral (17.0%)
Commercial Paper (9.1%)
$794,133	Amstel Funding Corporation	2.850%	04/16/08	$793,190
689,761	Apreco, LLC (d)	3.100%	04/07/08	689,405
726,065	Atlantic Asset Securities Corporation (d)	2.800%	04/21/08	724,935
798,671	Cafco, LLC (d)	3.080%	04/07/08	798,261
816,823	Chariot Funding, LLC (d)	2.970%	04/14/08	815,947
798,671	Ciesco, LLC	3.080%	04/08/08	798,193
798,671	Clipper Receivables Company, LLC (d)	3.320%	04/01/08	798,671
798,671	Erasmus Capital Corporation (d)	3.090%	04/10/08	798,054
726,065	Eureka Securitization, Inc. (d)	2.900%	04/15/08	725,246
726,065	Fairway Finance Corporation (d)	2.900%	04/07/08	725,714
780,519	Galleon Capital, LLC (d)	2.880%	04/16/08	779,583
726,065	Gemini Securitization, Inc. (d)	2.850%	04/23/08	724,800
687,039	Kitty Hawk Funding Corporation (d)	3.130%	04/04/08	686,859
782,879	Old Line Funding, LLC (d)	2.790%	04/22/08	781,605
521,859	Park Avenue Receivables Corporation	3.150%	04/03/08	521,768
617,518	Ranger Funding Corporation (d)	2.710%	04/18/08	616,728
644,745	Thunder Bay Funding, Inc. (d)	2.750%	04/15/08	644,056
235,971	Variable Funding Capital Corporation (d)	3.020%	04/04/08	235,911
798,671	Versailles Companies, LLC (d)	3.450%	04/08/08	798,135
726,065	Yorktown Capital, LLC (d)	2.720%	04/03/08	725,955
				14,183,016
Corporate Notes (3.3%)
907,581	Dorada Finance, Inc. - 144A Issue (e)	4.571%	08/26/08	901,745
1,633,645	General Electric Capital Assurance Company	0.000%	06/16/08	1,633,646
907,581	Metropolitan Life Global Funding I - 144A Issue (e)	5.282%	11/06/08	907,312
907,581	Morgan Stanley	5.153%	10/15/08	907,121
726,065	SLM Corporation - 144A Issue (e)	5.232%	05/12/08	724,755
				5,074,579
Repurchase Agreements (4.6%)
1,270,613	Bank of America, Bank of New York and Wells Fargo Repurchase Agreement account; dated 03/31/08 rate 3.100%, due 04/01/08; proceeds $1,270,722 (Collateralized by Corporate Obligations due 04/15/10 - 08/15/49)			1,270,613
1,270,613	BNP Paribas, Bank of New York and Wells Fargo Repurchase Agreement account; dated 03/31/08 rate 3.040%, due 04/01/08; proceeds $1,270,720 (Collateralized by Corporate Obligations due 04/01/08 - 05/01/08)			1,270,613

See accompanying notes to investments in securities.

		Market
Principal		Value(a)
Securities Lending Collateral–continued
$1,270,613	JPMorgan Chase, Bank of New York and Wells Fargo Repurchase Agreement account; dated 03/31/08 rate 3.040%, due 04/01/08; proceeds $1,270,720 (Collateralized by U.S. Government Obligations due 06/15/28 - 04/01/47)	$1,270,613
2,053,711	Morgan Stanley, Bank of New York and Wells Fargo Repurchase Agreement account; dated 03/31/08 rate 2.500%, due 04/01/08; proceeds $2,053,854 (Collateralized by U.S. Government Obligations due 02/01/34 - 02/01/48)	2,053,711
1,270,613	The Goldman Sachs Group Inc, Bank of New York and Wells Fargo Repurchase Agreement account; dated 03/31/08 rate 3.000%, due 04/01/08; proceeds $1,270,719 (Collateralized by Corporate Obligations due 04/24/08 - 02/22/10)	1,270,613
		7,136,163
	Total securities lending collateral (cost: $26,382,345)	26,393,758

Shares
Investment Companies (2.4%)
3,250,000	SEI Daily Income Trust Treasury Fund, current rate 1.860%	3,250,000
416,636	Wells Fargo & Company, current rate 2.455%	416,636
	Total investment companies (cost: $3,666,636)	3,666,636
	Total short-term securities (cost: $30,048,981)	30,060,394
	Total investments in securities (cost: $171,838,653)(h)	$181,204,233
	Payable upon return of securities loaned (-17.0%)	(26,393,758)
	Cash and other assets in excess of liabilities (—)	66,784
	Total net assets (100%)	$154,877,259

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)         Non-income producing.

(c)          The Portfolio held .5% of net assets in foreign securities at March 31, 2008.

(d)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 7.8% of the Portfolio’s net assets at March 31, 2008.

(e)          Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)            Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2008, securities with an aggregate market value of $687,050 were segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation
S&P Mid-Cap 400® EMINI	June 2008	45	Long	$28,380

(g)         Securities (or a portion of securities) on loan as of March 31, 2008.

(h)         At March 31, 2008 the cost of securities for federal income tax purposes was $172,401,831. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$28,125,801
Gross unrealized depreciation	$(19,323,408)
Net unrealized appreciation	$8,802,402

See accompanying notes to investments in securities.

Real Estate Securities Portfolio

Investments in Securities

March 31, 2008

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (94.8%)
Communication Services (.3%)
Telecommunication (.3%)
9,900	Crown Castle International Corporation (b)	$341,451

Consumer Cyclical (1.0%)
Lodging - Hotel (1.0%)
12,300	Gaylord Entertainment Company (b) (f)	372,567
21,500	Marriott International, Inc.	738,740
		1,111,307
Financial (93.2%)
Real Estate (4.1%)
107,250	Brookfield Properties Company (c) (f)	2,070,998
62,400	Digital Realty Trust, Inc. (f)	2,215,200
10,168	Forest City Enterprises, Inc.	374,183
		4,660,381
Real Estate Investment Trust - Apartments (14.5%)
40,300	American Campus Communities, Inc.	1,102,608
32,095	Apartment Investment & Management Company	1,149,322
32,200	AvalonBay Communities, Inc.	3,107,944
22,500	BRE Properties, Inc.	1,025,100
23,300	Camden Property Trust	1,169,660
80,600	Equity Residential	3,344,094
29,700	Essex Property Trust, Inc.	3,385,206
11,700	Home Properties, Inc. (f)	561,483
19,400	Mid-America Apartment Communities, Inc.	966,896
31,400	UDR, Inc. (f)	769,928
		16,582,241
Real Estate Investment Trust - Diversified (9.8%)
14,200	Cousins Properties, Inc. (f)	350,882
37,100	DuPont Fabros Technology, Inc.	611,779
11,600	Entertainment Properties Trust	572,228
23,800	iStar Financial, Inc. (f)	333,914
35,400	Liberty Property Trust	1,101,294
37,800	National Retail Properties, Inc. (f)	833,490
23,500	PS Business Parks, Inc.	1,219,650
63,100	Vornado Realty Trust (f)	5,439,851
22,200	Washington Real Estate Investment Trust (f)	741,924
		11,205,012
Real Estate Investment Trust - Health Care (7.6%)
14,900	Cogdell Spencer, Inc.	234,228
72,200	HCP, Inc. (f)	2,441,082
31,300	Health Care REIT, Inc. (f)	1,412,569
26,000	Healthcare Realty Trust, Inc.	679,900
43,100	Nationwide Health Properties, Inc. (f)	1,454,625
55,500	Ventas, Inc.	2,492,505
		8,714,909
Real Estate Investment Trust - Hotels (3.8%)
62,000	Hersha Hospitality Trust	559,860
162,840	Host Hotels & Resorts, Inc.	2,592,413
31,700	LaSalle Hotel Properties	910,741
20,600	Strategic Hotels & Resorts, Inc.	270,478
		4,333,492
Real Estate Investment Trust - Mortgage (.4%)
23,600	Gramercy Capital Corporation (f)	493,948

Real Estate Investment Trust - Office Property (13.2%)
19,600	Alexandria Real Estate Equities, Inc.	1,817,312
31,202	BioMed Realty Trust, Inc.	745,416
50,721	Boston Properties, Inc.	4,669,883
55,500	Corporate Office Properties Trust	1,865,355
78,900	Douglas Emmett, Inc.	1,740,534

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
35,300	Kilroy Realty Corporation	$1,733,583
24,900	Maguire Properties, Inc. (f)	356,319
26,200	SL Green Realty Corporation	2,134,514
		15,062,916
Real Estate Investment Trust - Regional Mall (14.8%)
81,320	General Growth Properties, Inc. (f)	3,103,984
95,900	Simon Property Group, Inc.	8,910,069
34,200	Taubman Centers, Inc.	1,781,820
44,400	The Macerich Company	3,119,988
		16,915,861
Real Estate Investment Trust - Self Storage (4.9%)
25,300	Extra Space Storage, Inc.	409,607
58,400	Public Storage, Inc.	5,175,408
		5,585,015
Real Estate Investment Trust - Shopping Centers (10.0%)
37,200	Acadia Realty Trust	898,380
47,100	Developers Diversified Realty Corporation	1,972,548
27,800	Federal Realty Investment Trust	2,167,010
89,300	Kimco Realty Corporation	3,497,881
32,500	Regency Centers Corporation	2,104,700
19,300	Tanger Factory Outlet Centers, Inc. (f)	742,471
		11,382,990
Real Estate Investment Trust - Warehouse/Industrial (10.1%)
51,000	AMB Property Corporation	2,775,420
17,500	EastGroup Properties, Inc.	813,050
133,776	ProLogis (f)	7,874,054
		11,462,524
Health Care (.3%)
Medical - Nursing Homes (.3%)
29,400	Sun Healthcare Group, Inc. (b)	386,316

Total common stocks (cost: $89,837,124)		108,238,363

See accompanying notes to investments in securities.

				Market
Principal		Rate	Maturity	Value(a)
Short-Term Securities (22.0%)
Securities Lending Collateral (16.4%)
Commercial Paper (8.8%)
$564,860	Amstel Funding Corporation	2.850%	04/16/08	$564,189
490,621	Apreco, LLC (d)	3.100%	04/07/08	490,368
516,444	Atlantic Asset Securities Corporation (d)	2.800%	04/21/08	515,640
568,088	Cafco, LLC (d)	3.080%	04/07/08	567,796
580,999	Chariot Funding, LLC (d)	2.970%	04/14/08	580,376
568,088	Ciesco, LLC	3.080%	04/08/08	567,748
568,088	Clipper Receivables Company, LLC (d)	3.320%	04/01/08	568,088
568,088	Erasmus Capital Corporation (d)	3.090%	04/10/08	567,649
516,444	Eureka Securitization, Inc. (d)	2.900%	04/15/08	515,861
516,444	Fairway Finance Corporation (d)	2.900%	04/07/08	516,194
555,177	Galleon Capital, LLC (d)	2.880%	04/16/08	554,511
516,444	Gemini Securitization, Inc. (d)	2.850%	04/23/08	515,544
488,685	Kitty Hawk Funding Corporation (d)	3.130%	04/04/08	488,557
556,855	Old Line Funding, LLC (d)	2.790%	04/22/08	555,949
371,194	Park Avenue Receivables Corporation	3.150%	04/03/08	371,129
439,235	Ranger Funding Corporation (d)	2.710%	04/18/08	438,673
458,602	Thunder Bay Funding, LLC (d)	2.750%	04/15/08	458,112
167,844	Variable Funding Capital Corporation (d)	3.020%	04/04/08	167,802
568,088	Versailles Companies, LLC (d)	3.450%	04/08/08	567,707
516,444	Yorktown Capital, LLC (d)	2.720%	04/03/08	516,366
				10,088,259
Corporate Notes (3.2%)
645,555	Dorada Finance, Inc. - 144A Issue (e)	4.571%	08/26/08	641,404
1,161,998	General Electric Capital Assurance Company	0.000%	06/16/08	1,161,998
645,555	Metropolitan Life Global Funding I - 144A Issue (e)	5.282%	11/06/08	645,364
645,555	Morgan Stanley	5.153%	10/15/08	645,227
516,444	SLM Corporation - 144A Issue (e)	5.232%	05/12/08	515,512
				3,609,505
Repurchase Agreements (4.4%)
903,776	Bank of America, Bank of New York and Wells Fargo Repurchase Agreement account; dated 03/31/08 rate 3.100%, due 04/01/08; proceeds $903,839 (Collateralized by Corporate Obligations due 04/15/10 - 08/15/49)			903,776
903,776	BNP Paribas, Bank of New York and Wells Fargo Repurchase Agreement account; dated 03/31/08 rate 3.040%, due 04/01/08; proceeds $1,807,705 (Collateralized by Corporate Obligations due 04/01/08 - 05/01/08)			903,776

See accompanying notes to investments in securities.

		Market
Principal		Value(a)
Securities lending collateral—continued
$903,776	JPMorgan Chase, Bank of New York and Wells Fargo Repurchase Agreement account; dated 03/31/08 rate 3.040%, due 04/01/08; proceeds $1,807,705 (Collateralized by U.S. Government Obligations due 06/15/28 - 04/01/47)	$903,776
1,460,787	Morgan Stanley, Bank of New York and Wells Fargo Repurchase Agreement account; dated 03/31/08 rate 3.000%, due 04/01/08; proceeds $1,460,909 (Collateralized by U.S. Government Obligations due 02/01/34 - 02/01/48)	1,460,787
903,777	The Goldman Sachs Group Inc, Bank of New York and Wells Fargo Repurchase Agreement account; dated 03/31/08 rate 2.500%, due 04/01/08; proceeds $903,854 (Collateralized by Corporate Obligations due 04/24/08 - 02/22/10)	903,777
		5,075,892
	Total securities lending collateral (cost: $18,765,538)	18,773,656

Shares
Investment Companies (5.6%)
4,000,000	SEI Daily Income Trust Treasury Fund, current rate 1.860%	4,000,000
2,378,797	Wells Fargo & Company, current rate 2.455%	2,378,797
	Total investment companies (cost: $6,378,797)	6,378,797
	Total short-term securities (cost: $25,144,335)	25,152,453
	Total investments in securities (cost: $114,981,459)(g)	$133,390,816
	Payable upon return of securities loaned (-16.4%)	(18,773,656)
	Liabilities in excess of cash and other assets (-.4%)	(450,860)
	Total net assets (100%)	$114,166,300

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)         Non-income producing.

(c)          The Portfolio held 1.8% of net assets in foreign securities at March 31, 2008.

(d)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 7.5% of the Portfolio’s net assets at March 31, 2008.

(e)          Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)            Securities (or a portion of securities) on loan as of March 31, 2008.

(g)         At March 31, 2008 the cost of securities for federal income tax purposes was $115,486,697. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$22,127,811
Gross unrealized depreciation	(4,223,691)
Net unrealized appreciation	$17,904,120

See accompanying notes to investments in securities.

Advantus Series Fund, Inc.

Notes to Investments in Securities (Unaudited)

March 31, 2008

(1)   Organization

Advantus Series Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with a series of seven portfolios (each a Portfolio and collectively the Fund: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap and Real Estate Securities). Each Portfolio is diversified except for the International Bond Portfolio. The Fund’s prospectus provides a detailed description of each Portfolio’s investment objective, policies and strategies.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately.  Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company’s (“Minnesota Life”) separate accounts in connection with Minnesota Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life, and may also be offered to certain qualified plans.

(2)    Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Investments in Securities

Each Portfolio’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee under the supervision of the Fund’s Board of Directors and in accordance with Board-approved valuation policies and procedures.  A Portfolio’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio’s share is calculated.  If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in Money Market, are valued at market.  Pursuant to Rule 2a-7 of the 1940 Act, all securities in Money Market are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market Portfolio will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using a highest-cost basis.  Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with net realized and unrealized gains or losses from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The International Bond Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is subject to the credit risk that the other party will not complete the obligations of the contract.  The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect it self from market changes, the Fund (excluding the Money Market Portfolio) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction in which a Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government sponsored enterprise securities or corporate securities having a value equal to, or in excess of , the value of the repurchase agreement.  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Portfolio may incur a loss upon disposition of the securities.  Repurchase agreements are carried at fair value obtained from an independent pricing source.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of March 30, 2008, the Bond and Mortgage Securities Portfolios had entered into outstanding, when-issued or forward commitments at fair values of $11,683,579 and $12,236,687, respectively. The Portfolios have segregated assets to cover such when-issued and forward commitments.

(3)   Securities Lending

To enhance returns, certain Portfolios of the Fund loan securities to brokers in exchange for collateral.  The Portfolios receive a fee from the brokers measured as a percent of the loaned securities.  Upon initiation of the loan, 102% collateral for U.S. securities and 105% for foreign securities is required.  If at anytime the collateral falls below 100%, brokers are required to fund back to 102% for U.S. securities and 105% for foreign securities.  The market value of loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the respective Portfolio on the next business day.  The Fund’s lending agent then invests all cash collateral in securities that meet the Fund’s securities lending investment guidelines.  These investments are subject to inherent market risks such as interest rate risk, liquidity risk and other risks that are present in the market and, as such, the value of these investments may not be sufficient, when liquidated, to repay the collateral to the borrower when the loaned security is returned. This could result in losses incurred by the Fund.  Additional risks to the Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.  These risks are mitigated by indemnification clauses in the securities lending contracts with the lending agent.

The value of securities on loan at March 31, 2008 is as follows:

Market Value of Securities on Loan at March 31, 2008

Bond	$53,089,917
Index 500	44,805,622
Index 400 Mid-Cap	25,654,476
Real Estate Securities	18,198,561

Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Portfolio.  Wells Fargo Fund Management, LLC normally receives 25% of income from the Portfolios’ securities lending activities in exchange for covering the expenses associated with those activities; however, in consideration of current market conditions, Wells Fargo has voluntarily agreed that the Portfolios will temporarily receive 100% of securities lending income until such time as Wells Fargo, in its sole discretion, determines to terminate such voluntary arrangement.

(4)  Illiquid Securities

Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 10% of net assets. At March 31, 2008, investments in securities of Bond and Mortgage Securities include issues that are illiquid. The aggregate fair values of illiquid securities held by Bond and Mortgage were $14,560,693 and $10,129,401 respectively, which represent 3.7% and 5.8% of net assets, respectively. Pursuant to guidelines adopted by the Fund’s Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

(5)  Fair Value Measurment

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective January 1, 2008.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Portfolios to measure fair value during the three months ended March 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs

The following is a reconciliation of assets for which level 3 inputs were used in determining fair value:

	Fair Value Measurement at March 31, 2008 using
	Quoted Prices	Other Significant	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs	Value at
Portfolio	(Level 1)	(Level 2)	(Level 3)	03/31/2008
Bond	$16,617,903	$430,576,821	$9,832,968	$457,027,692
Money Market	—	143,055,939	—	143,055,939
Mortgage Securities	14,693,369	166,719,074	2,651,498	184,063,941
Index 500	566,286,425	46,179,203	—	612,465,628
International Bond	685,258	95,410,049	—	91,342,705
Index 400 Mid-Cap	154,838,855	26,393,758	—	181,232,613
Real Estate Securities	114,617,160	18,773,656	—	133,377,476

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, is as follows:

Portfolio	Beginning balance 12/31/2007	Net purchases (sales)	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Transfers in and/or out of Level 3	Ending balance 03/31/2008
Bond	$13,401,041	$(1,894,421)	$11,733	$(2,051,369)	$365,984	$9,832,968
Mortgage Securities	2,716,296	(41,826)	12,396	(744,215)	708,847	2,651,498
Index 500	7,875,339	(7,875,339)		—	—	—
Index 400 Mid-Cap	2,740,260	(2,740,260)		—	—	—
Real Estate Securities	2,308,268	(2,308,268)		—	—	—

The information used in the above reconciliation represents fiscal year to date activity for any security identified as using level 3 inputs at either the beginning or end of the quarter.  Transfers in or out of level 3 represents either the beginning value (for transfers in), or the ending value (for tranfers out)of any security where a change in the pricing level occurred from the beginning to the end of the period.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a))), exactly as set forth below:

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantus Series Fund, Inc.

By (Signature and Title)	/s/ Gregory S. Strong
Gregory S. Strong, President

Date:  May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory S. Strong
Gregory S. Strong, President
(Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date:  May 28, 2008